UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4861

Fidelity Garrison Street Trust
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
(Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	September 30, 2004

Item 1.Reports to Stockholders

Fidelity® Money Market
Central Fund

Annual Report

September 30, 2004

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) website at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

CFM-ANN-1104387698
1.743123.104

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2004 to September 30, 2004).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value April 1, 2004	Ending Account Value September 30, 2004	Expenses Paid During Period* April 1, 2004 to September 30, 2004
Actual	$1,000.00	$1,006.80	$.04
Hypothetical (5% return per year before expenses)	$1,000.00	$1,024.96	$.04

* Expenses are equal to the Fund's annualized expense ratio of .0080%; multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Annual Report

Investment Changes

Maturity Diversification
Days	% of fund's investments 9/30/04	% of fund's investments 3/31/04	% of fund's investments 9/30/03
0 - 30	45.5	47.6	43.1
31 - 90	27.1	29.8	35.2
91 - 180	22.6	6.9	9.8
181 - 397	4.8	15.7	11.9
Weighted Average Maturity
	9/30/04	3/31/04	9/30/03
Fidelity Money Market Central Fund	63 Days	77 Days	75 Days
All Taxable Money Market Funds Average*	43 Days	55 Days	57 Days
Asset Allocation (% of fund's net assets)
As of September 30, 2004**		As of March 31, 2004***
	Corporate Bonds0.6%		Corporate Bonds0.0%
	Commercial Paper12.7%		Commercial Paper20.4%
	Bank CDs, BAs, TDs, and Notes53.6%		Bank CDs, BAs, TDs, and Notes34.3%
	Government Securities16.3%		Government Securities28.4%
	Repurchase Agreements18.6%		Repurchase Agreements17.5%
	Net Other Assets(dagger)(1.8)%		Net Other Assets(dagger)(0.6)%
** Foreign investments	28.0%	*** Foreign investments	15.3%

(dagger) Net Other Assets are not included in the pie chart.

Current and Historical Seven-Day Yields

	10/5/04	7/6/04	4/6/04	1/6/04	9/30/03
Fidelity Money Market Central Fund	1.76%	1.37%	1.15%	1.18%	1.17%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it is possible to lose money by investing in the fund.

*Source: iMoneyNet, Inc.

Annual Report

Investments September 30, 2004

Showing Percentage of Net Assets

Corporate Bonds - 0.6%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Household Finance Corp.
2/15/05	2.05%	$5,000,000	$5,113,753
TOTAL CORPORATE BONDS			5,113,753
Certificates of Deposit - 28.0%

Domestic Certificates Of Deposit - 1.2%
Washington Mutual Bank
11/12/04	1.65	3,000,000	3,000,000
Washington Mutual Bank, California
1/27/05	1.90	7,000,000	7,000,227
			10,000,227
London Branch, Eurodollar, Foreign Banks - 6.7%
Barclays Bank PLC
2/28/05	1.93	10,000,000	10,000,000
Credit Agricole Indosuez
11/2/04	1.25	5,000,000	5,000,000
Dresdner Bank AG
2/1/05	2.02	5,000,000	5,000,000
ING Bank NV
1/4/05	1.98	10,000,000	10,000,000
Nordea Bank Finland PLC
11/9/04	1.61	10,000,000	10,000,000
Societe Generale
11/10/04	1.25	5,000,000	5,000,000
3/7/05	2.00	10,000,000	10,000,000
			55,000,000
New York Branch, Yankee Dollar, Foreign Banks - 20.1%
BNP Paribas SA
10/22/04	1.74 (c)	5,000,000	4,998,180
2/14/05	1.95	10,000,000	10,000,000
Canadian Imperial Bank of Commerce
10/15/04	1.81 (c)	9,000,000	9,000,000
10/28/04	1.79 (c)	10,000,000	9,998,995
10/29/04	1.78 (c)	10,000,000	9,998,197
Credit Agricole Indosuez
10/25/04	1.76 (c)	10,000,000	9,995,814
Certificates of Deposit - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
New York Branch, Yankee Dollar, Foreign Banks - continued
Deutsche Bank AG
11/26/04	1.23%	$5,000,000	$5,000,000
12/3/04	1.76 (c)	5,000,000	5,000,000
12/16/04	1.20	20,000,000	20,000,001
HBOS Treasury Services PLC
12/4/04	1.77 (c)	10,000,000	10,000,000
Landesbank Baden-Wuerttemberg
11/26/04	1.68 (c)	5,000,000	4,999,030
Landesbank Hessen-Thuringen
10/5/04	1.52 (c)	10,000,000	9,996,513
Royal Bank of Canada
12/15/04	1.80 (c)	10,000,000	9,996,168
Societe Generale
10/1/04	1.59 (c)	5,000,000	5,000,000
10/8/04	1.65 (c)	5,000,000	4,999,344
10/18/04	1.74 (c)	5,000,000	4,998,724
UBS AG
10/5/04	1.52 (c)	15,000,000	14,994,273
Unicredito Italiano Spa
10/27/04	1.59 (c)	10,000,000	9,997,526
11/12/04	1.61 (c)	5,000,000	4,998,566
			163,971,331
TOTAL CERTIFICATES OF DEPOSIT			228,971,558
Commercial Paper - 10.5%

Bank of America Corp.
11/8/04	1.61	10,000,000	9,983,111
3/16/05	2.06	10,000,000	9,905,933
Comcast Corp.
10/14/04	2.07 (b)	1,000,000	999,253
DaimlerChrysler NA Holding Corp.
10/12/04	1.77	2,000,000	1,998,924
10/14/04	1.83	2,000,000	1,998,678
10/27/04	1.91	3,000,000	2,995,862
Falcon Asset Securitization Corp.
1/10/05	1.89	3,000,000	2,984,177
Ford Motor Credit Co.
10/13/04	1.84	5,000,000	4,996,933
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
General Electric Capital Corp.
3/11/05	1.92%	$10,000,000	$9,915,028
Grampian Funding Ltd.
11/3/04	1.48	5,000,000	4,993,263
K2 (USA) LLC
3/14/05	2.03	15,000,000	14,862,650
Paradigm Funding LLC
10/7/04	1.66 (c)	5,000,000	4,999,739
2/24/05	1.94	10,000,000	9,922,133
Sheffield Receivables Corp.
10/25/04	1.79 (c)	5,000,000	4,999,835
TOTAL COMMERCIAL PAPER			85,555,519
Federal Agencies - 16.3%

Fannie Mae - 9.4%
Agency Coupons - 7.8%
10/7/04	1.58 (c)	10,000,000	9,991,259
12/9/04	1.74 (c)	2,000,000	1,998,554
2/14/05	1.93 (a)	2,100,000	2,097,042
2/15/05	1.40	10,000,000	10,000,000
2/23/05	1.33	5,000,000	5,000,000
3/29/05	1.40	15,000,000	15,000,000
5/4/05	1.54	5,000,000	5,000,000
5/13/05	1.59	10,000,000	10,000,000
6/3/05	1.84	5,000,000	5,000,000
			64,086,855
Discount Notes - 1.6%
11/10/04	1.51	2,711,000	2,706,482
1/7/05	1.26	10,589,000	10,552,968
			13,259,450
			77,346,305
Federal Home Loan Bank - 4.9%
Agency Coupons - 4.9%
12/17/04	1.40	1,000,000	999,376
12/21/04	1.84 (c)	4,000,000	3,999,623
2/25/05	1.40	20,000,000	20,000,000
4/27/05	1.74	5,000,000	4,987,688
Federal Agencies - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Federal Home Loan Bank - continued
Agency Coupons - continued
4/29/05	1.35%	$5,000,000	$5,000,000
5/16/05	1.65	5,000,000	5,000,000
			39,986,687
Freddie Mac - 2.0%
Discount Notes - 2.0%
2/8/05	1.33	5,000,000	4,976,347
2/15/05	1.84	11,364,000	11,285,292
			16,261,639
TOTAL FEDERAL AGENCIES			133,594,631
Master Notes - 3.3%

General Motors Acceptance Corp. Mortgage Credit
10/1/04	2.15 (e)	5,000,000	5,000,000
Goldman Sachs Group, Inc.
10/8/04	1.60 (c)(e)	5,000,000	5,000,000
11/26/04	1.81 (c)(e)	7,000,000	7,000,000
2/14/05	2.13 (e)	5,000,000	5,000,000
4/12/05	2.12 (e)	5,000,000	5,000,000
TOTAL MASTER NOTES			27,000,000
Medium-Term Notes - 18.5%

American Express Credit Corp.
10/25/04	1.96 (c)	5,000,000	5,003,431
Bank of New York Co., Inc.
10/27/04	1.86 (b)(c)	5,000,000	5,000,000
Bayerische Landesbank Girozentrale
11/19/04	1.68 (c)	5,000,000	5,000,000
Bear Stearns Companies, Inc.
11/30/04	2.31 (c)	5,750,000	5,755,520
Beta Finance, Inc./Beta Finance Corp.
10/12/04	1.72 (b)(c)	5,000,000	5,000,303
CC USA, Inc.
10/15/04	1.74 (b)(c)	5,000,000	5,000,377
Medium-Term Notes - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Citigroup, Inc.
10/22/04	1.78% (c)	$15,000,000	$15,001,595
11/8/04	1.78 (c)	15,000,000	15,006,520
GE Capital Assurance Co.
10/1/04	1.77 (c)(e)	5,000,000	5,000,000
General Electric Capital Corp.
10/11/04	1.84 (c)	5,000,000	5,000,000
10/18/04	1.87 (c)	8,000,000	8,002,322
HBOS Treasury Services PLC
12/24/04	1.96 (c)	5,000,000	5,000,000
Household Finance Corp.
12/17/04	2.19 (c)	2,500,000	2,505,390
M&I Marshall & Ilsley Bank
12/20/04	1.94 (c)	3,000,000	3,000,339
Morgan Stanley
10/1/04	1.89 (c)	1,000,000	1,000,000
10/15/04	1.76 (c)	3,000,000	3,000,000
10/15/04	1.88 (c)	5,000,000	5,006,447
10/27/04	1.85 (c)	5,000,000	5,000,000
National City Bank
12/1/04	1.71 (c)	5,000,000	4,999,001
RACERS
10/22/04	1.83 (b)(c)	10,000,000	10,000,000
SLM Corp.
12/15/04	2.06 (c)	2,400,000	2,402,852
USA Education, Inc.
10/25/04	1.94 (c)	5,500,000	5,505,806
Verizon Global Funding Corp.
12/15/04	1.99 (c)	15,000,000	15,000,084
Wells Fargo & Co.
10/15/04	1.73 (c)	10,000,000	10,000,000
TOTAL MEDIUM-TERM NOTES			151,189,987
Short-Term Notes - 0.6%

New York Life Insurance Co.
10/1/04	1.73 (c)(e)	5,000,000	5,000,000
Municipal Securities - 5.4%
		Principal Amount	Value (Note 1)
California Infrastructure & Econ. Dev. Bank Rev. Series 2001, 1.02% 11/17/04, LOC Bank of America NA, CP		$10,000,000	$9,992,273
Catholic Univ. of America 1.97% (Liquidity Facility Wachovia Bank NA), VRDN (c)		10,000,000	10,000,000
Hayes Green Beach Memorial Hosp. Corp. 1.94%, LOC Fifth Third Bank, Cincinnati, VRDN (c)		3,950,000	3,950,000
Savannah College Art & Design, Inc. Series 2004 BD, 1.84%, LOC Bank of America NA, VRDN (c)		12,000,000	12,000,000
West Baton Rouge Parish Indl. District #3 Rev. Bonds (Dow Chemical Co. Proj.) Series 1995, 1.75% tender 10/8/04, CP mode		8,000,000	8,000,000
TOTAL MUNICIPAL SECURITIES			43,942,273
Repurchase Agreements - 18.6%
	Maturity Amount
In a joint trading account (Collateralized by U.S. Government Obligations dated 9/30/04 due 10/1/04 At 1.9%)	$186,010	186,000
With:
Banc of America Securities LLC At 1.93%, dated 9/30/04 due 10/1/04 (Collateralized by Mortgage Loan Obligations with principal amounts of $19,576,491, 2.66% - 5.5%, 10/25/34 - 4/25/44)	18,000,965	18,000,000
Citigroup Global Markets, Inc. At 2.01%, dated 9/30/04 due 10/1/04 (Collateralized by Mortgage Loan Obligations with principal amounts of $26,075,868, 1.64% - 5.88%, 3/15/07 - 7/20/43)	25,001,396	25,000,000
Deutsche Bank Securities, Inc. At 2.01%, dated 9/30/04 due 10/1/04 (Collateralized by Corporate Obligations with principal amounts of $4,553,597, 7.25% - 7.38%, 10/28/09 - 3/2/11)	5,000,279	5,000,000
Goldman Sachs & Co. At:
1.87%, dated 9/22/04 due 11/12/04 (Collateralized by Mortgage Loan Obligations with principal amounts of $11,550,000, 1.07%, 2/25/29)	11,029,141	11,000,000
1.9%, dated 9/22/04 due 11/12/04 (Collateralized by Mortgage Loan Obligations with principal amounts of $5,074,039, 6.62%, 1/25/34)	5,013,458	5,000,000
1.95%, dated 9/30/04 due 10/1/04 (Collateralized by Commercial Paper Obligations with principal amounts of $1,021,492, 1.75%, 10/28/04)	1,000,054	1,000,000
Repurchase Agreements - continued
	Maturity Amount	Value (Note 1)
With: - continued
J.P. Morgan Securities, Inc. At:
1.88%, dated 9/22/04 due 11/12/04 (Collateralized by Corporate Obligations with principal amounts of $16,662,000, 3.8% - 7.38%, 10/1/08 - 12/1/25)	$16,042,613	$16,000,000
1.95%, dated 9/30/04 due 10/1/04 (Collateralized by Corporate Obligations with principal amounts of $15,330,000, 0%, 11/8/04)	15,000,813	15,000,000
Lehman Brothers, Inc. At 2.03%, dated 7/22/04 due 10/20/04 (Collateralized by Corporate Obligations with principal amounts of $4,825,000, 5.62% - 6.38%, 7/15/05 - 12/1/14) (c)(d)	5,025,375	5,000,000
Merrill Lynch, Pierce, Fenner & Smith At 2.03%, dated 8/9/04 due 11/8/04 (Collateralized by Asset-Backed Securities with principal amounts of $9,160,000, 2.41% - 10.19%, 12/29/09 - 5/26/16) (c)(d)	7,035,920	7,000,000
Morgan Stanley & Co. At:
1.88%, dated 9/22/04 due 11/12/04 (Collateralized by Mortgage Loan Obligations with principal amounts of $71,623,487, 0% - 9.25%, 12/25/13 - 10/25/33)	10,026,633	10,000,000
1.96%, dated 9/30/04 due 10/1/04 (Collateralized by Corporate Obligations with principal amounts of $14,286,942, 0% - 1.78%, 10/12/04 - 12/9/04)	14,000,762	14,000,000
Wachovia Securities, Inc. At 1.95%, dated 9/30/04 due 10/1/04 (Collateralized by Asset-Backed Securities with principal amounts of $20,364,345, 2.43% - 3.03%, 6/25/34 - 1/25/35)	20,001,083	20,000,000
TOTAL REPURCHASE AGREEMENTS		152,186,000
TOTAL INVESTMENT PORTFOLIO - 101.8%		832,553,721
NET OTHER ASSETS - (1.8)%		(14,559,267)
NET ASSETS - 100%		$817,994,454
Total Cost for Federal Income Tax Purposes$ 832,553,721
Security Type Abbreviations
CP	-	Commercial Paper
VRDN	-	Variable Rate Demand Note
Legend
(a)Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(b)Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $25,999,933 or 3.2% of net assets.

(c)The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.

(d)The maturity amount is based on the rate at period end.

(e)Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $37,000,000 or 4.5% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
GE Capital Assurance Co. 1.77%, 10/1/04	7/30/04	$5,000,000
General Motors Acceptance Corp. Mortgage Credit 2.15%, 10/1/04	9/1/04	$5,000,000
Goldman Sachs Group, Inc.: 1.6%, 10/8/04	7/8/04	$5,000,000
1.81%, 11/26/04	8/26/04	$7,000,000
2.12%, 4/12/05	9/14/04	$5,000,000
2.13%, 2/14/05	9/30/04	$5,000,000
New York Life Insurance Co. 1.73%, 10/1/04	2/28/02	$5,000,000
Income Tax Information
At September 30, 2004, the fund had a capital loss carryforward of approximately $17,000 of which $10,000 and $7,000 will expire on September 30, 2011 and 2012, respectively.

A total of 6.62% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax (unaudited). The fund will notify shareholders in January 2005 of amounts for use in preparing 2004 income tax returns.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

September 30, 2004

Assets
Investment in securities, at value (including repurchase agreements of $152,186,000) (cost $832,553,721) - See accompanying schedule		$832,553,721
Cash		22,687
Interest receivable		1,383,522
Prepaid expenses		474
Total assets		833,960,404

Liabilities
Payable for investments purchased	$15,000,000
Distributions payable	940,779
Other payables and accrued expenses	25,171
Total liabilities		15,965,950

Net Assets		$817,994,454
Net Assets consist of:
Paid in capital		$818,016,909
Undistributed net investment income		17,183
Accumulated undistributed net realized gain (loss) on investments		(39,638)
Net Assets, for 818,011,667 shares outstanding		$817,994,454
Net Asset Value, offering price and redemption price per share ($817,994,454 ÷ 818,011,667 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

		Year ended September 30, 2004

Investment Income
Interest		$10,394,028

Expenses
Non-interested trustees' compensation	$3,987
Custodian fees and expenses	18,061
Audit	26,485
Legal	2,469
Insurance	4,828
Miscellaneous	1,198
Total expenses		57,028
Net investment income		10,337,000
Net realized gain (loss) on investment securities		(22,240)
Net increase in net assets resulting from operations		$10,314,760

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended September 30, 2004	Year ended September 30, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income	$10,337,000	$10,911,318
Net realized gain (loss)	(22,240)	(7,359)
Net increase in net assets resulting from operations	10,314,760	10,903,959
Distributions to shareholders from net investment income	(10,341,060)	(10,911,318)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	-	55,000,000
Reinvestment of distributions	1,577,727	1,049,493
Cost of shares redeemed	-	(5,217,402)
Net increase (decrease) in net assets and shares resulting from share transactions	1,577,727	50,832,091
Total increase (decrease) in net assets	1,551,427	50,824,732

Net Assets
Beginning of period	816,443,027	765,618,295
End of period (including undistributed net investment income of $17,183 and $0, respectively)	$817,994,454	$816,443,027

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended September 30,	2004	2003	2002	2001	2000 D
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income	.013	.014	.022	.054	.013
Distributions from net investment income	(.013)	(.014)	(.022)	(.054)	(.013)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return B, C	1.27%	1.43%	2.24%	5.51%	1.25%
Ratios to Average Net Assets E
Expenses before expense reductions	.0070%	.0073%	.0076%	.0095%	.0133% A
Expenses net of voluntary waivers, if any	.0070%	.0073%	.0076%	.0095%	.0133% A
Expenses net of all reductions	.0070%	.0073%	.0076%	.0094%	.0133% A
Net investment income	1.27%	1.42%	2.24%	5.40%	6.79% A
Supplemental Data
Net assets, end of period (000 omitted)	$817,994	$816,443	$765,618	$852,435	$876,078

AAnnualized

BTotal returns for periods of less than one year are not annualized.

CTotal returns would have been lower had certain expenses not been reduced during the periods shown.

DFor the period July 24, 2000 (commencement of operations) to September 30, 2000.

EExpense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended September 30, 2004

1. Significant Accounting Policies.

Fidelity Money Market Central Fund (the fund) is a fund of Fidelity Garrison Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the fund are only offered to other investment companies and accounts (the investing funds) managed by Fidelity Management & Research Company (FMR), or its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. There were no significant book-to-tax differences during the period.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions,

Annual Report

Notes to Financial Statements - continued

2. Operating Policies - continued

Repurchase Agreements - continued

in repurchase agreements that are collateralized by commercial paper obligations, corporate obligations and mortgage loan obligations which may be below investment-grade quality, and equity securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

3. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR, provides the fund with investment management services. The fund does not pay any fees for these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. At period end, there were no interfund loans outstanding. The fund's activity in this program during the period was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Earned (included in interest income)	Interest Expense
Lender	$14,323,833	1.15%	$5,489	-

4. Other Information.

At the end of the period mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Garrison Street Trust and Shareholders of Fidelity Money Market Central Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Money Market Central Fund (the Fund), a fund of Fidelity Garrison Street Trust, including the portfolio of investments, as of September 30, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Money Market Central Fund as of September 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/DELOITTE & TOUCHE LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

November 12, 2004

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 295 funds advised by FMR or an affiliate. Mr. McCoy oversees 297 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (74)**

Year of Election or Appointment: 1986

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (42)**

Year of Election or Appointment: 2001

Senior Vice President of Money Market Central (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (50)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (52)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

*Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

**Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (62)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), The Dow Chemical Company (2000), and Northrop Grumman Corporation (global defense technology, 2003). He is a Member of the Diversity Advisory Council of Marakon (2003) and the Advisory Council of the Public Company Accounting Oversight Board (PCAOB), Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Council to the Comptroller General of the United States. He also serves as a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (72)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Robert M. Gates (61)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001), and Brinker International (restaurant management, 2003). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (68)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001) and Teletech Holdings (customer management services, 1998). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the IEEE (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences and The Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), and Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002).

Donald J. Kirk (71)

Year of Election or Appointment: 1987

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. (leadership education for arts and culture). Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (57)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (60)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Co-Chairman and a Director of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida (1999). He also is a member of the Council on Foreign Relations.

Marvin L. Mann (71)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals), where he served as CEO until April 1998, retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. He is a member of the Executive Committee of the Independent Director's Council of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (70)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (65)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman of the Board (2000), CEO (2002), a position he previously held from 1995-2000, Chairman of the Executive Committee (2000), and a Member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Annual Report

Advisory Board Members and Executive Officers:

Correspondence intended for Mr. Dirks, Ms. Small, and Mr. Wolfe may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Dennis J. Dirks (56)

Year of Election or Appointment: 2004

Member of the Advisory Board of Fidelity Garrison Street Trust. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003).

Peter S. Lynch (61)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Garrison Street Trust. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Cornelia M. Small (60)

Year of Election or Appointment: 2004

Member of the Advisory Board of Fidelity Garrison Street Trust. Ms. Small is a member (2000) and Chairperson (2002) of the Investment Committee, and a member (2002) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1998). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

Kenneth L. Wolfe (65)

Year of Election or Appointment: 2004

Member of the Advisory Board of Fidelity Garrison Street Trust. Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003), Bausch & Lomb, Inc., and Revlon Inc. (2004).

Dwight D. Churchill (50)

Year of Election or Appointment: 2000

Vice President of Money Market Central. He serves as Head of Fidelity's Fixed-Income Division (2000), Vice President of Fidelity's Money Market Funds (2000), Vice President of Fidelity's Bond Funds (1997), and Senior Vice President of FIMM (2000) and FMR (1997). Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed-Income Investments.

David L. Murphy (56)

Year of Election or Appointment: 2002

Vice President of Money Market Central. Mr. Murphy also serves as Vice President of Fidelity's Money Market Funds (2002) and Vice President of certain Asset Allocation Funds (2003). He serves as Senior Vice President (2000) and Money Market Group Leader (2002) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also a Senior Vice President of FIMM (2003) and a Vice President of FMR (2000). Previously, Mr. Murphy served as Bond Group Leader (2000-2002) and Vice President of Fidelity's Taxable Bond Funds (2000-2002) and Fidelity's Municipal Bond Funds (2001-2002). Mr. Murphy joined Fidelity in 1989 as a portfolio manager in the Bond Group.

Eric D. Roiter (55)

Year of Election or Appointment: 2000

Secretary of Money Market Central. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management, Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003).

Stuart Fross (45)
Year of Election or Appointment: 2003 Assistant Secretary of Money Market Central. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.
Christine Reynolds (46)

Year of Election or Appointment: 2004

President, Treasurer, and Anti-Money Laundering (AML) officer of Money Market Central. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.

Timothy F. Hayes (53)

Year of Election or Appointment: 2002

Chief Financial Officer of Money Market Central. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

Kenneth A. Rathgeber (57)

Year of Election or Appointment: 2004

Chief Compliance Officer of Money Market Central. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004) and Executive Vice President of Risk Oversight for Fidelity Investments (2002). Previously, he served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

John R. Hebble (46)

Year of Election or Appointment: 2003

Deputy Treasurer of Money Market Central. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

Kimberley H. Monasterio (40)

Year of Election or Appointment: 2004

Deputy Treasurer of Money Market Central. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

John H. Costello (58)
Year of Election or Appointment: 2000 Assistant Treasurer of Money Market Central. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Francis V. Knox, Jr. (57)

Year of Election or Appointment: 2002

Assistant Treasurer of Money Market Central. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Peter L. Lydecker (50)
Year of Election or Appointment: 2004 Assistant Treasurer of Money Market Central. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Mark Osterheld (49)
Year of Election or Appointment: 2002 Assistant Treasurer of Money Market Central. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Kenneth B. Robins (35)

Year of Election or Appointment: 2004

Assistant Treasurer of Money Market Central. Mr. Robins also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Thomas J. Simpson (46)

Year of Election or Appointment: 2000

Assistant Treasurer of Money Market Central. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on May 19, 2004. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval.*
	# of Votes	% of Votes
Affirmative	873,620,345.65	100.000
Against	.00	.000
Abstain	.00	.000
TOTAL	873,620,345.65	100.000
PROPOSAL 2
To elect a Board of Trustees.*
	# of Votes	% of Votes
J. Michael Cook
Affirmative	873,620,345.65	100.000
Withheld	.00	.000
TOTAL	873,620,345.65	100.000
Ralph F. Cox
Affirmative	873,620,345.65	100.000
Withheld	.00	.000
TOTAL	873,620,345.65	100.000
Laura B. Cronin
Affirmative	873,620,345.65	100.000
Withheld	.00	.000
TOTAL	873,620,345.65	100.000
Robert M. Gates
Affirmative	873,620,345.65	100.000
Withheld	.00	.000
TOTAL	873,620,345.65	100.000
	# of Votes	% of Votes
George H. Heilmeier
Affirmative	873,620,345.65	100.000
Withheld	.00	.000
TOTAL	873,620,345.65	100.000
Abigail P. Johnson
Affirmative	873,620,345.65	100.000
Withheld	.00	.000
TOTAL	873,620,345.65	100.000
Edward C. Johnson 3d
Affirmative	873,620,345.65	100.000
Withheld	.00	.000
TOTAL	873,620,345.65	100.000
Donald J. Kirk
Affirmative	873,620,345.65	100.000
Withheld	.00	.000
TOTAL	873,620,345.65	100.000
Marie L. Knowles
Affirmative	873,620,345.65	100.000
Withheld	.00	.000
TOTAL	873,620,345.65	100.000
Ned C. Lautenbach
Affirmative	873,620,345.65	100.000
Withheld	.00	.000
TOTAL	873,620,345.65	100.000
Marvin L. Mann
Affirmative	873,620,345.65	100.000
Withheld	.00	.000
TOTAL	873,620,345.65	100.000
William O. McCoy
Affirmative	873,620,345.65	100.000
Withheld	.00	.000
TOTAL	873,620,345.65	100.000
	# of Votes	% of Votes
Robert L. Reynolds
Affirmative	873,620,345.65	100.000
Withheld	.00	.000
TOTAL	873,620,345.65	100.000
William S. Stavropoulos
Affirmative	873,620,345.65	100.000
Withheld	.00	.000
TOTAL	873,620,345.65	100.000
*Denotes trust-wide proposals and voting results.

Annual Report

Fidelity® Ultra-Short
Central Fund

Annual Report

September 30, 2004

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

USC-ANN-1104387953
1.765375.103

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2004	Past 1 year	Life of fundA
Fidelity® Ultra-Short Central	1.79%	2.32%

A From July 16, 2001.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Ultra-Short Central on
July 31, 2001, shortly after the fund started. The chart shows how the value of your investment would have grown, and also shows how the Lehman Brothers® 3 Month Swap Index did over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Andrew Dudley, Portfolio Manager of Fidelity® Ultra-Short Central Fund

A recovering U.S. economy and potentially higher interest rates led many to forecast flat-to-negative returns for investment-grade bonds in 2004. But performance exceeded expectations during the 12 months that ended September 30, 2004. The Lehman Brothers® Aggregate Bond Index - a measure of the overall taxable bond market - reeled off five consecutive monthly gains from November 2003 through March 2004. Bonds tumbled in the spring, though, falling more than 3.00% combined in April and May, when an increase in employment levels led to unease about the direction of interest rates. However, bonds rose in each of the final four months of the period, despite three rate hikes by the Federal Reserve Board. The Lehman Brothers Aggregate Bond index rose 3.68% for the 12 months overall. Corporate bonds and mortgage securities fared best, as the Lehman Brothers Credit Bond and Mortgage-Backed Securities indexes rose 4.44% and 4.36%, respectively. Treasuries - the most interest-rate-sensitive bond category - fared the worst, but the Lehman Brothers U.S. Treasury Index still posted a 2.55% advance for the year.

The fund gained 1.79% during the past year, topping the Lehman Brothers 3 Month Swap Index, which rose 1.11%. Sector selection was the main driver of performance, as the fund was well-positioned to exploit opportunities throughout the ultra-short-term bond space, while keeping its interest rate risk at a minimum. I invested in high-quality, higher-yielding spread sectors - including corporate bonds and securitized products such as asset-backed securities (ABS), collateralized mortgage obligations and commercial mortgage-backed securities - all of which outpaced comparable Treasuries. This strategy played directly into Fidelity's research strengths and gave us an advantage in terms of security selection. The fund benefited significantly from its focus on attractively valued home equity ABS, which did especially well, buoyed by a strong housing market and investors' growing familiarity with the sector. Elsewhere, modest positions in several middle- and lower-quality investment-grade corporates paid off during the period amid a supportive environment for riskier assets. The fund's strategic cash investments also beat the index. Conversely, yield-curve positioning was a slight drag on performance overall. My strategy of owning securities with more evenly distributed cash flows relative to a single "bullet" maturity index proved ineffective in the first half of the period as the short end of the curve steepened.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2004 to September 30, 2004).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value April 1, 2004	Ending Account Value September 30, 2004	Expenses Paid During Period* April 1, 2004 to September 30, 2004
Actual	$1,000.00	$1,007.70	$.02
Hypothetical (5% return per year before expenses)	$1,000.00	$1,024.98	$.02

* Expenses are equal to the Fund's annualized expense ratio of .0031%; multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Annual Report

Investment Changes

Quality Diversification (% of fund's net assets)
As of September 30, 2004 *	As of March 31, 2004 **
U.S. Government and U.S. Government Agency Obligations16.4%	U.S. Government and U.S. Government Agency Obligations15.2%
AAA21.2%	AAA17.8%
AA11.0%	AA9.4%
A18.0%	A19.2%
BBB8.5%	BBB6.4%
BB and Below0.2%	BB and Below0.2%
Not Rated0.7%	Not Rated2.5%
Short-Term Investments and Net Other Assets24.0%	Short-Term Investments and Net Other Assets29.3%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ® ratings. Securities rated BB or below were rated investment grade at the time of acquisition.

Average Years to Maturity as of September 30, 2004
6 months ago
Years	1.5	1.7
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of September 30, 2004
6 months ago
Years	0.2	0.2

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of September 30, 2004 *	As of March 31, 2004 **
Corporate Bonds4.1%	Corporate Bonds5.0%
U.S. Government and U.S. Government Agency Obligations16.4%	U.S. Government and U.S. Government Agency Obligations15.2%
Asset-Backed Securities37.7%	Asset-Backed Securities37.1%
CMOs and Other Mortgage Related Securities17.8%	CMOs and Other Mortgage Related Securities13.4%
Short-Term Investments and Net Other Assets24.0%	Short-Term Investments and Net Other Assets29.3%

* Foreign investments	4.2%	** Foreign investments	3.0%
* Futures and Swaps	(6.4)%	** Futures and Swaps	(1.5)%
Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

Annual Report

Investments September 30, 2004

Showing Percentage of Net Assets

Nonconvertible Bonds - 4.1%
	Principal Amount	Value (Note 1)
CONSUMER DISCRETIONARY - 1.3%
Auto Components - 0.4%
DaimlerChrysler NA Holding Corp.:
2.34% 5/24/06 (e)	$4,700,000	$4,717,399
2.3425% 9/10/07 (e)	5,665,000	5,668,150
2.71% 8/8/06 (e)	11,000,000	11,105,985
		21,491,534
Media - 0.9%
AOL Time Warner, Inc. 5.625% 5/1/05	15,000,000	15,268,935
Continental Cablevision, Inc. 8.3% 5/15/06	8,000,000	8,621,632
Liberty Media Corp. 3.38% 9/17/06 (e)	17,000,000	17,182,070
Time Warner, Inc. 7.75% 6/15/05	7,500,000	7,735,988
		48,808,625
TOTAL CONSUMER DISCRETIONARY		70,300,159
ENERGY - 0.2%
Oil & Gas - 0.2%
Pemex Project Funding Master Trust 3.0775% 1/7/05 (b)(e)	10,000,000	10,075,000
FINANCIALS - 1.6%
Capital Markets - 0.2%
State Street Capital Trust II 2.2113% 2/15/08 (e)	10,000,000	10,053,850
Commercial Banks - 0.0%
PNC Funding Corp. 2.055% 10/29/04 (e)	4,000,000	4,000,132
Consumer Finance - 0.6%
Ford Motor Credit Co. 3.535% 10/25/04 (e)	10,000,000	10,007,200
General Motors Acceptance Corp.:
2.88% 10/20/05 (e)	5,000,000	5,039,285
6.125% 9/15/06	505,000	527,934
6.75% 1/15/06	4,470,000	4,662,617
Household Finance Corp. 8% 5/9/05	11,000,000	11,370,161
		31,607,197
Diversified Financial Services - 0.6%
Deutsche Telekom International Finance BV 8.25% 6/15/05	16,638,000	17,281,175
NiSource Finance Corp. 7.625% 11/15/05	9,250,000	9,719,854
Sprint Capital Corp. 4.78% 8/17/06	6,000,000	6,168,402
		33,169,431
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
FINANCIALS - continued
Real Estate - 0.2%
Arden Realty LP 8.875% 3/1/05	$3,964,000	$4,063,159
Duke Realty LP 6.875% 3/15/05	6,500,000	6,627,173
Regency Centers LP 7.125% 7/15/05	700,000	723,361
		11,413,693
TOTAL FINANCIALS		90,244,303
MATERIALS - 0.0%
Paper & Forest Products - 0.0%
Boise Cascade Corp. 7.35% 10/11/04	1,500,000	1,500,000
TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 0.7%
British Telecommunications PLC 7.875% 12/15/05	18,145,000	19,219,492
France Telecom SA 7.95% 3/1/06 (a)	5,600,000	5,982,178
GTE Corp. 6.36% 4/15/06	9,000,000	9,449,010
Telefonica Europe BV 7.35% 9/15/05	4,500,000	4,699,166
		39,349,846
Wireless Telecommunication Services - 0.3%
AT&T Wireless Services, Inc. 7.35% 3/1/06	5,500,000	5,840,461
Vodafone Group PLC 7.625% 2/15/05	8,200,000	8,359,383
		14,199,844
TOTAL TELECOMMUNICATION SERVICES		53,549,690
TOTAL NONCONVERTIBLE BONDS (Cost $224,390,285)		225,669,152
U.S. Government Agency Obligations - 8.6%

Fannie Mae:
1.55% 5/4/05	90,000,000	89,664,660
1.8% 5/27/05	60,000,000	59,810,820
6.25% 3/22/12	27,005,000	27,480,639
Federal Home Loan Bank:
1.265% 3/15/05	200,000,000	199,256,797
U.S. Government Agency Obligations - continued
	Principal Amount	Value (Note 1)
Federal Home Loan Bank: - continued
1.35% 4/29/05	$90,000,000	$89,572,410
Freddie Mac 0% 10/19/04 (d)	5,000,000	4,995,650
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $472,492,711)		470,780,976
Asset-Backed Securities - 38.0%

Accredited Mortgage Loan Trust:
Series 2004-2 Class A2, 2.14% 7/25/34 (e)	11,190,360	11,190,348
Series 2004-3 Class 2A4, 2.19% 10/25/34 (e)	10,915,000	10,918,411
ACE Securities Corp.:
Series 2001-NC1 Class M1, 2.255% 1/25/31 (e)	2,995,294	2,997,682
Series 2002-HE1 Class M1, 2.265% 6/25/32 (e)	2,110,000	2,125,120
Series 2002-HE1, Class A 2.18% 6/25/32 (e)	2,287,319	2,290,726
Series 2002-HE2 Class M1, 2.465% 8/25/32 (e)	21,525,000	21,682,793
Series 2003-FM1 Class M2, 3.69% 11/25/32 (e)	3,015,000	3,066,912
Series 2003-HS1:
Class M1, 2.59% 6/25/33 (e)	800,000	803,352
Class M2, 3.59% 6/25/33 (e)	856,000	868,719
Series 2003-NC1 Class M1, 2.62% 7/25/33 (e)	1,600,000	1,613,428
Series 2003-TC1 Class A2, 2.23% 6/25/33 (e)	1,489,471	1,492,584
Series 2004-HE1:
Class M1, 2.34% 2/25/34 (e)	2,193,000	2,193,314
Class M2, 2.94% 2/25/34 (e)	2,475,000	2,475,698
Series 2004-OP1:
Class M1, 2.36% 4/25/34 (e)	4,420,000	4,424,924
Class M2, 2.89% 4/25/34 (e)	6,240,000	6,252,187
American Express Credit Account Master Trust:
Series 2002-4 Class B, 2.07% 2/15/08 (e)	10,000,000	10,017,907
Series 2002-6 Class B, 2.21% 3/15/10 (e)	5,000,000	5,032,324
Series 2004-1 Class B, 2.01% 9/15/11 (e)	5,775,000	5,786,823
Series 2004-C Class C, 2.26% 2/15/12 (b)(e)	20,000,000	20,012,500
AmeriCredit Automobile Receivables Trust:
Series 2000-D Class A4, 1.8963% 9/12/07 (e)	1,220,277	1,221,163
Series 2001-D Class A3, 1.9863% 9/12/06 (e)	121,739	121,741
Series 2002-A Class A3, 1.8863% 10/12/06 (e)	1,552,333	1,552,437
Series 2002-EM Class A4A, 3.67% 6/8/09	25,000,000	25,267,313
Series 2003-AM:
Class A3B, 2.0563% 6/6/07 (e)	4,750,000	4,750,626
Class A4B, 2.1563% 11/6/09 (e)	12,400,000	12,471,417
Series 2003-BX Class A4B, 1.92% 1/6/10 (e)	3,265,000	3,286,169
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
AmeriCredit Automobile Receivables Trust: - continued
Series 2003-CF Class A3, 2.75% 10/9/07	$17,500,000	$17,541,078
Ameriquest Mortgage Securities, Inc.:
Series 2002-3 Class M1, 2.315% 8/25/32 (e)	5,000,000	5,021,964
Series 2002-AR1:
Class A2, 1.935% 9/25/32 (e)	563,744	563,773
Class M2, 2.915% 9/25/32 (e)	1,698,000	1,707,091
Series 2003-1:
Class A2, 2.25% 2/25/33 (e)	2,872,371	2,879,389
Class M1, 2.74% 2/25/33 (e)	3,330,000	3,372,363
Series 2003-3:
Class M1, 2.64% 3/25/33 (e)	1,590,000	1,596,956
Class S, 5% 9/25/05 (f)	8,914,894	285,903
Series 2003-6:
Class AV3, 2.16% 8/25/33 (e)	5,175,893	5,181,553
Class M2, 3.69% 5/25/33 (e)	2,750,000	2,793,657
Series 2003-AR1 Class M1, 2.99% 1/25/33 (e)	7,000,000	7,052,418
Series 2004-R2:
Class M1, 2.27% 4/25/34 (e)	1,230,000	1,229,998
Class M2, 2.32% 4/25/34 (e)	950,000	949,998
Class M3, 2.39% 4/25/34 (e)	3,500,000	3,499,994
Class M4, 2.89% 4/25/34 (e)	4,500,000	4,499,989
Series 2004-R9 Class A3, 1.92% 10/25/34 (e)	9,340,000	9,340,000
Amortizing Residential Collateral Trust:
Series 2002-BC3 Class A, 1.945% 6/25/32 (e)	4,563,714	4,567,027
Series 2002-BC6:
Class A2, 2.19% 8/25/32 (e)	1,083,875	1,085,422
Class M1, 2.59% 8/25/32 (e)	24,900,000	25,080,298
Series 2002-BC7:
Class M1, 2.415% 10/25/32 (e)	10,000,000	10,075,000
Class M2, 2.515% 10/25/32 (e)	5,575,000	5,617,042
Series 2003-BC1 Class M2, 2.715% 1/25/32 (e)	2,480,000	2,488,506
AQ Finance NIMS Trust Series 2003-N6A Class NOTE, 2.14% 5/25/10 (b)(e)	1,734,660	1,734,660
Argent Securities, Inc.:
Series 2003-W3 Class M2, 3.64% 9/25/33 (e)	20,000,000	20,563,040
Series 2003-W7 Class A2, 2.23% 3/1/34 (e)	9,200,578	9,222,123
Series 2004-W5 Class M1, 2.44% 4/25/34 (e)	3,960,000	3,964,960
Series 2004-W7:
Class M1, 2.39% 5/25/34 (e)	4,085,000	4,084,993
Class M2, 2.44% 5/25/34 (e)	3,320,000	3,319,994
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2001-HE3 Class A1, 2.03% 11/15/31 (e)	1,780,287	1,781,872
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Asset Backed Securities Corp. Home Equity Loan Trust: - continued
Series 2002-HE2 Class M2, 2.89% 8/15/32 (e)	$978,000	$980,906
Series 2003-HE2:
Class A2, 1.98% 4/15/33 (e)	5,776,883	5,784,692
Class M1, 2.5% 4/15/33 (e)	9,000,000	9,085,415
Series 2003-HE3:
Class M1, 2.59% 6/15/33 (e)	2,185,000	2,204,795
Class M2, 3.76% 6/15/33 (e)	10,000,000	10,239,914
Series 2003-HE4 Class M2, 3.6% 8/15/33 (e)	5,695,000	5,804,695
Series 2003-HE5 Class A2A, 2.12% 8/15/33 (e)	7,121,953	7,131,137
Series 2003-HE6 Class M1, 2.49% 11/25/33 (e)	3,475,000	3,490,702
Series 2004-HE3:
Class M1, 2.38% 6/25/34 (e)	1,450,000	1,450,579
Class M2, 2.96% 6/25/34 (e)	3,350,000	3,351,269
Series 2004-HE6 Class A2, 1.81% 6/25/34 (e)	26,290,000	26,285,912
Bank One Issuance Trust:
Series 2002-B1 Class B1, 2.14% 12/15/09 (e)	20,655,000	20,747,574
Series 2002-B2 Class B2, 1.94% 5/15/08 (e)	15,000,000	15,032,690
Series 2002-B3 Class B, 2.12% 8/15/08 (e)	14,500,000	14,539,839
Series 2002-C1 Class C1, 2.72% 12/15/09 (e)	7,980,000	8,079,492
Series 2002-C2 Class C2, 2.59% 5/15/08 (e)	35,785,000	35,986,634
Bayview Financial Acquisition Trust Series 2004-C Class A1, 2.035% 5/28/44 (e)	12,537,012	12,533,094
Bayview Financial Asset Trust Series 2000-F Class A, 2.14% 9/28/43 (e)	13,501,373	13,530,907
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 2.09% 2/28/44 (e)	8,259,512	8,267,255
Capital Auto Receivables Asset Trust:
Series 2002-5 Class B, 2.8% 4/15/08	5,935,141	5,944,484
Series 2003-1 Class B, 2.23% 6/15/10 (b)(e)	10,716,606	10,760,615
Series 2003-2 Class B, 2.04% 1/15/09 (e)	4,952,125	4,962,203
Capital One Auto Finance Trust:
Series 2003-A Class A4B, 2.04% 1/15/10 (e)	9,630,000	9,674,435
Series 2004-B Class A4, 1.95% 8/15/11 (c)(e)	16,300,000	16,300,000
Capital One Master Trust:
Series 1999-3 Class B, 2.24% 9/15/09 (e)	5,000,000	5,004,280
Series 2001-1 Class B, 2.27% 12/15/10 (e)	19,500,000	19,634,441
Series 2001-8A Class B, 2.31% 8/17/09 (e)	9,585,000	9,656,585
Series 2002-3A Class B, 4.55% 2/15/08	10,000,000	10,075,698
Series 2002-4A Class B, 2.26% 3/15/10 (e)	6,000,000	6,030,776
Capital One Multi-Asset Execution Trust:
Series 2002-B1 Class B1, 2.44% 7/15/08 (e)	17,705,000	17,777,603
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Capital One Multi-Asset Execution Trust: - continued
Series 2003-B1 Class B1, 2.93% 2/17/09 (e)	$15,470,000	$15,688,641
Capital Trust Ltd. Series 2004-1:
Class A2, 2.05% 7/20/39 (b)(e)	2,968,000	2,967,959
Class B, 2.35% 7/20/39 (b)(e)	1,550,000	1,549,978
Class C, 2.7% 7/20/39 (b)(e)	1,994,000	1,993,972
CDC Mortgage Capital Trust:
Series 2001-HE1:
Class A, 1.955% 1/25/32 (e)	473,658	473,997
Class M1, 2.645% 1/25/32 (e)	4,997,655	5,043,296
Series 2002-HE2 Class M1, 2.315% 1/25/33 (e)	9,999,980	10,059,324
Series 2002-HE3:
Class M1, 2.715% 3/25/33 (e)	21,499,948	21,911,356
Class M2, 3.865% 3/25/33 (e)	9,968,976	10,128,310
Series 2003-HE1:
Class M1, 2.74% 8/25/33 (e)	1,989,998	2,003,401
Class M2, 3.79% 8/25/33 (e)	4,369,996	4,447,617
Series 2003-HE2 Class A, 2.19% 10/25/33 (e)	7,303,088	7,312,080
Series 2003-HE3:
Class M1, 2.54% 11/25/33 (e)	2,254,989	2,272,253
Class M2, 3.59% 11/25/33 (e)	1,719,992	1,751,111
Series 2004-HE2 Class M2, 3.04% 7/26/34 (e)	2,345,000	2,344,993
Chase Credit Card Owner Trust:
Series 2001-6 Class B, 2.24% 3/16/09 (e)	1,305,000	1,313,232
Series 2002-2 Class C, 2.66% 7/16/07 (e)	13,818,000	13,855,072
Series 2002-4 Class B, 2.07% 10/15/07 (e)	12,000,000	12,012,916
Series 2002-6 Class B, 2.11% 1/15/08 (e)	11,850,000	11,878,196
Series 2004-1 Class B, 1.96% 5/15/09 (e)	4,105,000	4,104,859
Citibank Credit Card Issuance Trust:
Series 2000-C2 Class C2, 2.25% 10/15/07 (e)	17,500,000	17,542,572
Series 2001-B2 Class B2, 2.3325% 12/10/08 (e)	11,945,000	12,017,448
Series 2002-B1 Class B1, 1.9% 6/25/09 (e)	9,010,000	9,038,964
Series 2002-C1 Class C1, 2.7% 2/9/09 (e)	17,500,000	17,729,129
Series 2003-B1 Class B1, 2.12% 3/7/08 (e)	25,000,000	25,053,385
Series 2003-C1 Class C1, 2.24% 4/7/10 (e)	17,785,000	18,183,304
Citigroup Mortgage Loan Trust Series 2003-HE4 Class A, 2.25% 12/25/33 (b)(e)	10,543,570	10,541,040
Countrywide Home Loans, Inc.:
Series 2000-2 Class MV2, 2.74% 6/25/31 (e)	1,816,045	1,818,518
Series 2002-6 Class AV1, 2.27% 5/25/33 (e)	4,555,503	4,564,253
Series 2003-BC1 Class M2, 3.84% 9/25/32 (e)	11,065,000	11,369,340
Series 2003-SD3 Class A1, 2.26% 12/25/32 (b)(e)	2,088,041	2,094,586
Series 2004-2 Class M1, 2.34% 5/25/34 (e)	5,200,000	5,199,992
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Countrywide Home Loans, Inc.: - continued
Series 2004-3:
Class 3A4, 2.09% 8/25/34 (e)	$672,000	$667,576
Class M1, 2.34% 6/25/34 (e)	1,475,000	1,476,546
Series 2004-4:
Class A, 2.21% 8/25/34 (e)	4,776,384	4,776,380
Class M1, 2.32% 7/25/34 (e)	3,650,000	3,649,995
Class M2, 2.37% 6/25/34 (e)	4,395,000	4,396,607
CS First Boston Mortgage Securities Corp.:
Series 2003-8 Class A2, 2.23% 4/25/34 (e)	5,431,271	5,443,230
Series 2004-FRE1:
Class A2, 1.96% 4/25/34 (e)	7,251,101	7,251,096
Class M3, 2.26% 4/25/34 (e)	5,885,000	5,884,989
Discover Card Master Trust I:
Series 2000-1 Class B, 1.97% 8/16/07 (e)	6,300,000	6,307,011
Series 2000-2 Class B, 1.97% 9/18/07 (e)	10,000,000	10,009,993
Series 2002-1 Class B, 2% 7/15/07 (e)	30,637,000	30,655,833
Series 2003-4 Class B1, 2.09% 5/16/11 (e)	8,155,000	8,181,340
Fannie Mae guaranteed REMIC pass thru certificates:
Series 2002-T15 Class S1, 5.25% 4/25/05 (f)	24,351,505	659,203
Series 2004-T5 Class AB3, 1.8422% 5/28/35 (e)	14,689,138	14,822,258
Fieldstone Mortgage Investment Corp.:
Series 2003-1:
Class M1, 2.52% 11/25/33 (e)	1,300,000	1,310,347
Class M2, 3.59% 11/25/33 (e)	700,000	716,541
Series 2004-1 Class M2, 2.94% 1/25/35 (e)	3,700,000	3,710,297
Series 2004-2 Class M2, 2.99% 7/25/34 (e)	9,890,000	9,889,976
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 2.39% 3/25/34 (e)	400,000	399,999
Class M4, 2.74% 3/25/34 (e)	300,000	299,999
Class M6, 3.09% 3/25/34 (e)	400,000	398,528
First USA Credit Card Master Trust Series 2001-4 Class B, 1.9738% 1/12/09 (e)	15,000,000	15,057,195
First USA Secured Note Trust Series 2001-3 Class C, 2.86% 11/19/08 (b)(e)	11,580,000	11,661,421
Fleet Credit Card Master Trust II Series 2002-A Class B, 1.94% 10/15/07 (e)	10,000,000	10,009,994
Ford Credit Auto Owner Trust Series 2003-B Class B2, 2.19% 10/15/07 (e)	19,600,000	19,709,999
Fremont Home Loan Trust:
Series 2004-1:
Class 1A1, 2.06% 2/25/34 (e)	6,095,472	6,095,468
Class M1, 2.29% 2/25/34 (e)	750,000	749,999
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Fremont Home Loan Trust: - continued
Series 2004-1:
Class M2, 2.34% 2/25/34 (e)	$800,000	$799,999
Series 2004-C Class 2A2, 2.39% 9/25/34 (e)	10,000,000	10,067,190
GE Business Loan Trust Series 2003-1 Class A, 2.19% 4/15/31 (b)(e)	6,344,257	6,364,082
Gracechurch Card Funding PLC:
Series 5:
Class B, 1.83% 8/15/08 (e)	1,520,000	1,521,080
Class C, 2.53% 8/15/08 (e)	5,580,000	5,604,623
Series 6 Class B, 1.79% 2/17/09 (e)	1,030,000	1,028,391
GS Mortgage Securities Corp.:
Series 2002-HE Class M1, 2.85% 11/20/32 (e)	3,017,000	3,086,212
Series 2003-FM1 Class M1, 2.42% 3/20/33 (e)	15,000,000	15,153,773
Series 2004-FF3 Class M2, 2.98% 5/25/34 (e)	4,650,000	4,650,000
Series 2004-FM1:
Class M1, 2.49% 11/25/33 (e)	2,865,000	2,864,995
Class M2, 3.24% 11/25/33 (e)	1,975,000	1,988,507
GSAMP Trust:
Series 2002-NC1:
Class A2, 1.935% 7/25/32 (e)	2,860,357	2,872,542
Class M1, 2.255% 7/25/32 (e)	8,861,000	8,913,086
Series 2004-FM2:
Class M1, 2.34% 1/25/34 (e)	3,500,000	3,499,994
Class M2, 2.94% 1/25/34 (e)	1,500,000	1,499,996
Class M3, 3.14% 1/25/34 (e)	1,500,000	1,499,996
Series 2004-HE1:
Class M1, 2.39% 5/25/34 (e)	4,045,000	4,044,993
Class M2, 2.99% 5/25/34 (e)	1,750,000	1,735,495
Class M3, 3.24% 5/25/34 (e)	1,250,000	1,239,773
Home Equity Asset Trust:
Series 2002-2 Class M1, 2.415% 6/25/32 (e)	10,000,000	10,026,250
Series 2002-3 Class A5, 2.055% 2/25/33 (e)	4,963,665	4,970,113
Series 2002-4:
Class A3, 2.095% 3/25/33 (e)	8,375,954	8,400,252
Class M2, 3.665% 3/25/33 (e)	1,850,000	1,876,463
Series 2002-5:
Class A3, 2.135% 5/25/33 (e)	12,188,129	12,254,900
Class M1, 2.815% 5/25/33 (e)	13,800,000	14,086,300
Series 2003-1:
Class A2, 2.31% 6/25/33 (e)	15,506,170	15,553,193
Class M1, 2.84% 6/25/33 (e)	5,700,000	5,742,356
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Home Equity Asset Trust: - continued
Series 2003-2:
Class A2, 2.22% 8/25/33 (e)	$862,812	$864,629
Class M1, 2.72% 8/25/33 (e)	2,245,000	2,271,624
Series 2003-3:
Class A2, 2.2% 8/25/33 (e)	4,957,334	4,964,554
Class M1, 2.7% 8/25/33 (e)	8,185,000	8,280,708
Series 2003-4:
Class M1, 2.64% 10/25/33 (e)	3,415,000	3,445,302
Class M2, 3.74% 10/25/33 (e)	4,040,000	4,112,023
Series 2003-5:
Class A2, 2.19% 12/25/33 (e)	12,816,967	12,835,540
Class M1, 2.54% 12/25/33 (e)	3,175,000	3,195,639
Class M2, 3.57% 12/25/33 (e)	1,345,000	1,372,581
Series 2003-7 Class A2, 2.22% 3/25/34 (e)	6,513,575	6,525,247
Series 2004-2 Class A2, 2.13% 7/25/34 (e)	12,933,805	12,933,828
Series 2004-3:
Class M1, 2.41% 8/25/34 (e)	2,015,000	2,014,996
Class M2, 3.04% 8/25/34 (e)	2,200,000	2,199,994
Class M3, 3.29% 8/25/34 (e)	950,000	949,997
Series 2004-4 Class A2, 2.16% 10/25/34 (e)	13,659,633	13,675,681
Series 2004-6 Class A2, 2% 12/25/34 (e)	13,974,562	13,958,477
Series 2004-7 Class A3, 2.23% 1/25/35 (c)(e)	4,020,000	4,018,746
Household Affinity Credit Card Master Note Trust I Series 2003-3 Class B, 2.05% 8/15/08 (e)	10,000,000	10,012,690
Household Credit Card Master Trust I Series 2002-1 Class B, 2.25% 7/15/08 (e)	22,589,000	22,713,854
Household Home Equity Loan Trust:
Series 2002-2 Class A, 1.9% 4/20/32 (e)	4,146,104	4,151,970
Series 2002-3 Class A, 2.05% 7/20/32 (e)	3,555,089	3,559,263
Series 2003-1 Class M, 2.23% 10/20/32 (e)	1,401,184	1,404,287
Series 2003-2:
Class A, 1.93% 9/20/33 (e)	5,361,254	5,369,421
Class M, 2.18% 9/20/33 (e)	2,521,127	2,529,421
Series 2004-1 Class M, 2.12% 9/20/33 (e)	4,709,599	4,709,518
Household Mortgage Loan Trust:
Series 2002-HC1 Class A, 1.9% 5/20/32 (e)	2,588,360	2,594,488
Series 2003-HC1:
Class A, 1.95% 2/20/33 (e)	8,902,638	8,914,478
Class M, 2.25% 2/20/33 (e)	3,473,413	3,489,198
Series 2004-HC1:
Class A, 2.1613% 2/20/34 (e)	9,320,543	9,320,645
Class M, 2.13% 2/20/34 (e)	5,635,234	5,635,228
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Household Private Label Credit Card Master Note Trust I:
Series 2002-1 Class B, 2.15% 1/18/11 (e)	$8,850,000	$8,860,382
Series 2002-2:
Class A, 1.77% 1/18/11 (e)	9,000,000	9,014,988
Class B, 2.15% 1/18/11 (e)	14,275,000	14,378,282
Series 2002-3 Class B, 2.85% 9/15/09 (e)	4,150,000	4,190,522
Ikon Receivables Funding LLC Series 2003-1 Class A3A, 2% 12/17/07 (e)	7,220,501	7,223,579
Keycorp Student Loan Trust Series 1999-A Class A2, 1.9163% 12/27/09 (e)	18,727,479	18,789,945
Long Beach Mortgage Loan Trust:
Series 2001-4 Class 2M1, 2.79% 3/25/32 (e)	25,000,000	25,239,860
Series 2002-4 Class 2S1, 5.25% 4/25/05 (f)	22,447,000	554,160
Series 2003-1:
Class A2, 2.24% 3/25/33 (e)	1,911,047	1,913,458
Class M1, 2.76% 3/25/33 (e)	4,700,000	4,732,159
Class M2, 3.89% 3/25/33 (e)	10,000,000	10,152,745
Series 2003-2:
Class AV, 2.16% 6/25/33 (e)	1,519,135	1,520,474
Class M1, 2.66% 6/25/33 (e)	19,500,000	19,620,742
Series 2003-3 Class M1, 2.59% 7/25/33 (e)	7,770,000	7,831,694
Series 2004-2:
Class M1, 2.37% 6/25/34 (e)	4,275,000	4,271,273
Class M2, 2.92% 6/25/34 (e)	2,800,000	2,803,569
MASTR Asset Backed Securities Trust:
Series 2003-NC1:
Class M1, 2.57% 4/25/33 (e)	3,500,000	3,520,039
Class M2, 3.69% 4/25/33 (e)	1,500,000	1,527,810
Series 2004-FRE1 Class M1, 2.39% 7/25/34 (e)	5,223,000	5,233,358
MBNA Asset Backed Note Trust Series 2000-K Class C, 2.56% 3/17/08 (b)(e)	7,250,000	7,272,475
MBNA Credit Card Master Note Trust:
Series 2001-B1 Class B1, 2.135% 10/15/08 (e)	30,000,000	30,074,097
Series 2001-B2 Class B2, 2.12% 1/15/09 (e)	30,353,000	30,459,381
Series 2002-B2 Class B2, 2.14% 10/15/09 (e)	20,000,000	20,087,204
Series 2002-B3 Class B3, 2.16% 1/15/08 (e)	15,000,000	15,032,402
Series 2002-B4 Class B4, 2.26% 3/15/10 (e)	14,800,000	14,923,183
Series 2003-B2 Class B2, 2.15% 10/15/10 (e)	1,530,000	1,538,060
Series 2003-B3 Class B3, 2.135% 1/18/11 (e)	1,130,000	1,133,153
Series 2003-B5 Class B5, 2.13% 2/15/11 (e)	705,000	709,866
MBNA Master Credit Card Trust II:
Series 1998-E Class B, 1.47% 9/15/10 (e)	7,800,000	7,841,593
Series 1998-G Class B, 2.16% 2/17/09 (e)	20,000,000	20,049,842
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
MBNA Master Credit Card Trust II: - continued
Series 2000-C Class B, 2.135% 7/15/07 (e)	$15,000,000	$15,005,499
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 2.34% 7/25/34 (e)	2,125,000	2,124,997
Class M2, 2.39% 7/25/34 (e)	375,000	374,999
Class M3, 2.79% 7/25/34 (e)	775,000	774,998
Class M4, 2.94% 7/25/34 (e)	525,000	524,999
Merrill Lynch Mortgage Investors, Inc.:
Series 2002-HE1N Class N1, 2.44% 11/25/09 (b)(e)	1,516,320	1,516,320
Series 2003-HE1 Class M1, 2.54% 7/25/34 (e)	2,321,000	2,330,499
Morgan Stanley ABS Capital I, Inc.:
Series 2002-NC6 Class M2, 3.715% 11/25/32 (e)	2,370,000	2,442,755
Series 2003-HE1 Class M2, 3.74% 5/25/33 (e)	6,185,000	6,280,317
Series 2003-NC5 Class M2, 3.84% 4/25/33 (e)	2,800,000	2,857,623
Series 2003-NC6 Class M2, 3.79% 6/27/33 (e)	12,835,000	13,123,184
Series 2003-NC7:
Class M1, 2.54% 6/25/33 (e)	1,785,000	1,793,331
Class M2, 3.69% 6/25/33 (e)	1,000,000	1,016,527
Series 2003-NC8 Class M1, 2.54% 9/25/33 (e)	2,350,000	2,359,622
Series 2004-HE6 Class A2, 2.18% 8/25/34 (e)	11,851,432	11,854,485
Series 2004-NC6 Class A2, 2.18% 7/25/34 (e)	5,901,781	5,900,920
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-AM1:
Class M1, 2.465% 2/25/32 (e)	1,700,000	1,718,122
Class M2, 3.015% 2/25/32 (e)	10,149,500	10,233,227
Series 2001-NC3 Class M2, 3.115% 10/25/31 (e)	4,230,000	4,270,468
Series 2001-NC4:
Class M1, 2.615% 1/25/32 (e)	3,920,000	3,976,264
Class M2, 3.265% 1/25/32 (e)	1,645,000	1,669,490
Series 2002-AM3 Class A3, 2.105% 2/25/33 (e)	4,385,496	4,399,910
Series 2002-HE1 Class M1, 2.215% 7/25/32 (e)	2,700,000	2,711,999
Series 2002-HE2:
Class M1, 2.315% 8/25/32 (e)	9,925,000	9,992,070
Class M2, 2.865% 8/25/32 (e)	1,550,000	1,558,097
Series 2002-NC3 Class A3, 2.18% 8/25/32 (e)	2,982,270	2,985,556
Series 2002-NC5 Class M3, 3.415% 10/25/32 (e)	920,000	938,798
Series 2002-OP1 Class M1, 2.59% 9/25/32 (e)	1,545,000	1,556,300
Series 2003-NC1:
Class M1, 2.89% 11/25/32 (e)	2,555,000	2,594,846
Class M2, 3.89% 11/25/32 (e)	1,880,000	1,907,072
New Century Home Equity Loan Trust:
Series 2003-2:
Class A2, 2.27% 1/25/33 (e)	3,129,513	3,135,257
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
New Century Home Equity Loan Trust: - continued
Series 2003-2:
Class M2, 3.84% 1/25/33 (e)	$4,600,000	$4,687,385
Series 2003-6 Class M1, 2.56% 1/25/34 (e)	5,180,000	5,198,251
Nissan Auto Lease Trust Series 2003-A Class A3A, 1.74% 6/15/09 (e)	20,000,000	20,023,270
NovaStar Home Equity Loan Series 2004-1:
Class M1, 2.29% 6/25/34 (e)	1,450,000	1,451,334
Class M4, 2.815% 6/25/34 (e)	2,435,000	2,438,477
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M1, 2.47% 9/25/34 (e)	2,940,000	2,940,910
Class M2, 2.52% 9/25/34 (e)	1,755,000	1,755,680
Class M3, 3.09% 9/25/34 (e)	3,355,000	3,356,202
Class M4, 3.29% 9/25/34 (e)	4,700,000	4,702,465
Series 2004-WCW2 Class A2, 2.05% 10/25/34 (e)	13,400,000	13,397,455
Providian Gateway Master Trust Series 2002-B Class A, 2.46% 6/15/09 (b)(e)	15,000,000	15,033,867
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 2.015% 4/25/33 (e)	2,335,740	2,341,418
Saxon Asset Securities Trust Series 2004-2 Class MV1, 2.42% 8/25/35 (e)	4,495,000	4,496,665
Sears Credit Account Master Trust II:
Series 1998-2 Class A, 5.25% 10/16/08	83,333	83,455
Series 2001-1 Class B, 2.025% 2/15/10 (e)	10,000,000	9,968,550
Series 2002-1 Class B, 2.13% 2/18/09 (e)	10,000,000	9,990,042
Series 2002-4:
Class A, 1.89% 8/18/09 (e)	27,000,000	27,027,543
Class B, 2.185% 8/18/09 (e)	33,300,000	33,370,459
Series 2002-5 Class B, 3.01% 11/17/09 (e)	30,000,000	30,072,999
Securitized Asset Back Receivables LLC Trust Series 2004-NC1 Class M1, 2.36% 2/25/34 (e)	2,910,000	2,904,523
Structured Asset Securities Corp. Series 2004-GEL1 Class A, 2.2% 2/25/34 (e)	1,686,645	1,686,644
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 2.21% 3/15/11 (b)(e)	10,835,000	10,845,163
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 2.27% 9/25/34 (e)	6,146,695	6,167,203
Series 2003-6HE Class A1, 2.31% 11/25/33 (e)	3,705,870	3,716,469
Series 2003-8HE Class A, 2.31% 12/25/34 (e)	4,924,525	4,927,557
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Terwin Mortgage Trust: - continued
Series 2004-1HE Class A1, 2.35% 2/25/35 (b)(e)	$4,787,027	$4,794,507
Triad Auto Receivables Owner Trust Series 2002-A Class A3, 2.62% 2/12/07	6,286,329	6,297,662
TOTAL ASSET-BACKED SECURITIES (Cost $2,079,311,076)		2,089,296,796
Collateralized Mortgage Obligations - 17.1%

Private Sponsor - 9.6%
Countrywide Alternative Loan Trust planned amortization class Series 2003-5T2 Class A2, 2.24% 5/25/33 (e)	9,648,846	9,649,938
Countrywide Home Loans, Inc. floater Series 2004-16 Class A1, 2.24% 9/25/34 (e)	14,413,386	14,401,211
CS First Boston Mortgage Securities Corp.:
floater:
Series 2004-AR2 Class 6A1, 2.24% 3/25/34 (e)	10,752,673	10,737,208
Series 2004-AR3 Class 6A2, 2.21% 4/25/34 (e)	4,451,936	4,460,602
Series 2004-AR4 Class 5A2, 2.21% 5/25/34 (e)	3,824,657	3,822,453
Series 2004-AR5 Class 11A2, 2.21% 6/25/34 (e)	5,609,677	5,597,298
Series 2004-AR6 Class 9A2, 2.21% 10/25/34 (e)	6,771,837	6,778,916
Series 2004-AR7 Class 6A2, 2.22% 8/25/34 (e)	10,106,756	10,106,746
Series 2004-AR8 Class 8A2, 2.02% 9/25/34 (e)	8,163,995	8,163,987
Series 2001-AR7 Class 3A2, 6.55% 2/25/41 (e)	468,249	475,063
Series 2003-TFLA Class F, 2.2233% 4/15/13 (b)(e)	3,750,000	3,777,369
Granite Mortgages PLC floater:
Series 2004-1:
Class 1B, 2.12% 3/20/44 (e)	1,415,000	1,416,189
Class 1C, 2.81% 3/20/44 (e)	4,075,000	4,092,156
Class 1M, 2.32% 3/20/44 (e)	1,875,000	1,878,488
Series 2004-2:
Class 1A2, 1.98% 6/20/28 (e)	6,500,000	6,500,000
Class 1B, 2.08% 6/20/44 (e)	1,230,000	1,230,000
Class 1C, 2.61% 6/20/44 (e)	4,475,000	4,483,041
Class 1M, 2.19% 6/20/44 (e)	2,285,000	2,285,000
Series 2004-3:
Class 1B, 2.036% 9/20/44 (e)	2,100,000	2,083,200
Class 1C, 2.466% 9/20/44 (e)	5,415,000	5,444,241
Class 1M, 2.146% 9/20/44 (e)	1,200,000	1,202,040
Holmes Financing #7 PLC floater Series 2 Class M, 2.4% 7/15/40 (e)	2,560,000	2,584,501
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
Private Sponsor - continued
Holmes Financing #8 PLC floater:
Series 1:
Class B, 1.73% 7/15/40 (e)	$2,050,000	$2,050,000
Class C, 2.22% 7/15/40 (e)	22,640,000	22,647,075
Series 2:
Class A, 1.68% 4/15/11 (e)	25,000,000	25,002,930
Class B, 1.77% 7/15/40 (e)	2,695,000	2,695,000
Class C, 2.32% 7/15/40 (e)	10,280,000	10,294,454
Homestar Mortgage Acceptance Corp. floater Series 2004-5 Class A1, 2.29% 10/25/34 (c)(e)	5,500,000	5,500,000
Impac CMB Trust floater Series 2004-6 Class 1A2, 2.23% 10/25/34 (e)	4,788,603	4,783,737
Merrill Lynch Mortgage Investors, Inc. floater:
Series 2003-A Class 2A1, 2.23% 3/25/28 (e)	11,269,993	11,304,497
Series 2003-B Class A1, 2.18% 4/25/28 (e)	10,849,489	10,886,761
Series 2003-E Class A2, 2.28% 10/25/28 (e)	15,040,276	15,028,753
Series 2003-F Class A2, 1.49% 10/25/28 (e)	17,357,170	17,382,256
Series 2004-A Class A2, 2.37% 4/25/29 (e)	15,525,312	15,477,098
Series 2004-B Class A2, 1.8525% 6/25/29 (e)	12,905,950	12,879,385
Series 2004-C Class A2, 2.1506% 7/25/29 (e)	17,728,376	17,692,841
Series 2004-D Class A2, 2.34% 9/25/29 (e)	13,313,597	13,305,276
Series 2004-E Class A2D, 2.64% 11/25/29 (e)	2,500,000	2,494,883
Mortgage Asset Backed Securities Trust floater Series 2002-NC1:
Class A2, 2.055% 10/25/32 (e)	3,184,875	3,191,787
Class M1, 2.465% 10/25/32 (e)	5,000,000	5,050,536
Permanent Financing #1 PLC floater Series 1 Class 2C, 3.0425% 6/10/42 (e)	1,745,000	1,754,544
Permanent Financing #3 PLC floater:
Series 1:
Class B, 2.0425% 6/10/42 (e)	8,640,000	8,637,468
Class C, 2.8125% 6/10/42 (e)	3,000,000	3,001,191
Series 2 Class C, 2.9125% 6/10/42 (e)	2,895,000	2,909,475
Permanent Financing #4 PLC floater Series 2 Class C, 2.13% 6/10/42 (e)	15,400,000	15,395,879
Permanent Financing #5 PLC floater:
Series 1 Class C, 2.3625% 6/10/42 (e)	2,810,000	2,809,122
Series 2 Class C, 2.5125% 6/10/42 (e)	4,215,000	4,216,319
Series 3 Class C, 2.6825% 6/10/42 (e)	8,890,000	8,895,556
Residential Asset Mortgage Products, Inc.:
sequential pay Series 2003-SL1 Class A31, 7.125% 4/25/31	7,449,360	7,747,334
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
Private Sponsor - continued
Residential Finance LP/Residential Finance Development Corp. floater Series 2003-A:
Class B4, 3.3738% 3/10/35 (b)(e)	$5,574,777	$5,654,350
Class B5, 3.9238% 3/10/35 (b)(e)	5,769,372	5,887,465
Residential Funding Securities Corp.:
Series 2003-RP1 Class A1, 2.34% 11/25/34 (e)	6,363,859	6,389,982
Series 2003-RP2 Class A1, 2.34% 6/25/33 (b)(e)	6,173,942	6,193,514
Sequoia Mortgage Trust floater:
Series 2003-5 Class A2, 2.2513% 9/20/33 (e)	16,966,309	16,911,467
Series 2003-7 Class A2, 1.8788% 1/20/34 (e)	15,087,626	15,080,625
Series 2004-1 Class A, 2.1913% 2/20/34 (e)	8,796,289	8,775,027
Series 2004-3 Class A, 1.4% 5/20/34 (e)	15,609,434	15,527,473
Series 2004-4 Class A, 1.6081% 5/20/34 (e)	13,019,257	12,966,960
Series 2004-5 Class A3, 1.8625% 6/20/34 (e)	13,521,252	13,470,547
Series 2004-6:
Class A3A, 2.1638% 6/20/35 (e)	11,566,624	11,534,093
Class A3B, 2.3063% 7/20/34 (e)	1,445,828	1,439,051
Series 2004-7:
Class A3A, 2.285% 8/20/34 (e)	10,670,472	10,663,523
Class A3B, 2.51% 7/20/34 (e)	1,920,096	1,921,146
Series 2004-8 Class A2, 2.35% 9/20/34 (e)	12,907,873	12,919,439
Structured Asset Securities Corp. floater Series 2004-NP1 Class A, 2.24% 9/25/33 (b)(e)	4,807,900	4,819,947
Thornburg Mortgage Securities Trust floater Series 2004-3 Class A, 2.21% 9/25/34 (e)	10,800,000	10,800,000
TOTAL PRIVATE SPONSOR		525,158,413
U.S. Government Agency - 7.5%
Fannie Mae:
floater:
Series 2000-38 Class F, 2.1% 11/18/30 (e)	1,734,541	1,743,956
Series 2000-40 Class FA, 2.34% 7/25/30 (e)	3,728,650	3,745,727
Series 2002-89 Class F, 2.14% 1/25/33 (e)	5,552,416	5,556,219
planned amortization class Series 2002-81 Class PU, 4.5% 5/25/20	17,720,000	17,846,120
target amortization class Series G94-2 Class D, 6.45% 1/25/24	6,846,473	7,128,872
Fannie Mae guaranteed REMIC pass thru certificates:
floater:
Series 2001-34 Class FR, 2% 8/18/31 (e)	3,250,576	3,259,312
Series 2001-44 Class FB, 2.14% 9/25/31 (e)	3,110,926	3,117,554
Series 2001-46 Class F, 2% 9/18/31 (e)	8,959,467	9,004,041
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
U.S. Government Agency - continued
Fannie Mae guaranteed REMIC pass thru certificates: - continued
floater:
Series 2002-11 Class QF, 2.34% 3/25/32 (e)	$6,578,810	$6,617,113
Series 2002-36 Class FT, 2.34% 6/25/32 (e)	2,069,472	2,086,888
Series 2002-64 Class FE, 1.95% 10/18/32 (e)	3,342,844	3,354,001
Series 2002-65 Class FA, 2.14% 10/25/17 (e)	4,122,376	4,131,641
Series 2002-74 Class FV, 2.29% 11/25/32 (e)	11,565,289	11,643,882
Series 2003-11:
Class DF, 2.29% 2/25/33 (e)	5,930,616	5,952,522
Class EF, 2.29% 2/25/33 (e)	5,837,894	5,852,264
Series 2003-63 Class F1, 2.14% 11/25/27 (e)	8,623,776	8,624,082
planned amortization class:
Series 1998-63 Class PG, 6% 3/25/27	3,142,917	3,165,178
Series 2001-38 Class QG, 6.5% 3/25/30	48,260	48,218
Series 2001-56 Class KD, 6.5% 7/25/30	1,745,203	1,757,183
Series 2001-62 Class PG, 6.5% 10/25/30	12,246,443	12,456,553
Series 2001-70 Class PD, 6% 3/25/29	7,639,211	7,684,949
Series 2001-76 Class UB, 5.5% 10/25/13	5,000,000	5,057,511
Series 2002-16 Class QD, 5.5% 6/25/14	900,746	914,692
Series 2002-28 Class PJ, 6.5% 3/25/31	12,034,989	12,158,593
Series 2002-55 Class QB, 5.5% 8/25/12	235,275	235,027
Series 2002-63 Class GB, 6% 6/25/27	712,827	713,167
Series 2002-8 Class PD, 6.5% 7/25/30	10,029,458	10,204,614
Series 2003-17 Class PQ, 4.5% 3/25/16	11,770,000	11,856,683
sequential pay Series 2001-15 Class VA, 6% 6/25/10	448,135	448,445
Series 2004-33 Class ZK, 4.5% 4/25/34	5,323,728	5,318,102
Series 2004-37 Class ZB, 4.5% 5/25/34	14,458,363	14,470,177
Series 2004-53 Class ZA, 5% 7/25/19	856,626	854,148
Freddie Mac:
floater Series 2510 Class FE, 2% 10/15/32 (e)	7,830,406	7,870,649
planned amortization class:
Series 2091 Class PP, 6% 2/15/27	7,177,476	7,242,153
Series 2344 Class QE, 6% 11/15/14	283,487	283,323
Series 2353 Class PC, 6.5% 9/15/15	3,542,001	3,588,162
Freddie Mac Manufactured Housing participation certificates guaranteed floater Series 2338 Class FJ, 1.8% 7/15/31 (e)	6,864,108	6,865,920
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2474 Class FJ, 1.95% 7/15/17 (e)	6,321,237	6,325,300
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
floater:
Series 2526 Class FC, 2.1088% 11/15/32 (e)	$6,178,445	$6,200,828
Series 2538 Class FB, 2% 12/15/32 (e)	8,844,163	8,874,806
Series 2551 Class FH, 2.05% 1/15/33 (e)	5,255,368	5,272,837
planned amortization class:
Series 1675 Class H, 6.375% 10/15/22	316,568	316,327
Series 2121 Class PG, 6.5% 6/15/27	4,437	4,434
Series 2136 Class PE, 6% 1/15/28	21,854,045	22,171,678
Series 2368 Class PQ, 6.5% 8/15/30	1,636,490	1,644,838
Series 2394 Class ND, 6% 6/15/27	7,707,375	7,834,270
Series 2395 Class PE, 6% 2/15/30	13,225,297	13,480,821
Series 2398 Class DK, 6.5% 1/15/31	1,220,717	1,234,442
Series 2420 Class BE, 6.5% 12/15/30	9,897,237	10,059,861
Series 2435:
Class EL, 6% 9/15/27	118,509	118,418
Class GD, 6.5% 2/15/30	2,736,388	2,750,718
Series 2443 Class TD, 6.5% 10/15/30	9,220,874	9,395,356
Series 2461 Class PG, 6.5% 1/15/31	8,181,655	8,277,758
Series 2466:
Class DE, 6.5% 4/15/30	833,572	832,942
Class EC, 6% 10/15/27	4,457,107	4,484,275
Series 2483 Class DC, 5.5% 7/15/14	13,145,973	13,301,670
Series 2490 Class PM, 6% 7/15/28	6,290,186	6,351,106
Series 2556 Class PM, 5.5% 2/15/16	7,258,403	7,310,582
Series 2557 Class MA, 4.5% 7/15/16	2,354,010	2,371,494
Series 2776 Class UJ, 4.5% 5/15/20 (f)	8,908,893	620,483
sequential pay:
Series 2430 Class ZE, 6.5% 8/15/27	2,579,227	2,605,284
Series 2445 Class BD, 6.5% 6/15/30	462,900	463,307
Series 2480 Class QW, 5.75% 2/15/30	4,589,091	4,624,705
Series 2410 Class ML, 6.5% 12/15/30	6,899,384	7,026,065
Series 2751 Class TZ, 5% 2/15/34	3,802,086	3,796,835
Series 2759 Class ZB, 5% 3/15/34	6,369,693	6,361,085
Series 2785:
Class JZ, 5% 4/15/34	3,886,385	3,882,043
Class ZG, 5% 4/15/34	3,503,726	3,498,429
Series 2789 Class ZJ, 5.5% 5/15/34	1,882,217	1,878,947
Ginnie Mae guaranteed REMIC pass thru securities floater:
Series 2001-46 Class FB, 1.95% 5/16/23 (e)	3,876,117	3,893,560
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass thru securities floater: - continued
Series 2001-50 Class FV, 1.9788% 9/16/27 (e)	$12,098,272	$12,044,249
Series 2001-62 Class KF, 2.1788% 9/16/29 (e)	1,034,198	1,034,633
Series 2002-24 Class FX, 2.3288% 4/16/32 (e)	3,961,926	3,989,955
Series 2002-31 Class FW, 2.1788% 6/16/31 (e)	5,351,878	5,374,367
Series 2002-5 Class KF, 2.1788% 8/16/26 (e)	1,451,621	1,453,753
TOTAL U.S. GOVERNMENT AGENCY		414,020,102
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $940,869,761)		939,178,515
Commercial Mortgage Securities - 8.2%

1301 Avenue of The Americas Trust Series 2000-1301:
Class C, 7.688% 8/3/10 (b)(e)	5,025,000	5,219,605
Class D, 7.7913% 8/3/10 (b)(e)	6,695,000	6,957,617
Banc of America Large Loan, Inc. floater:
Series 2002-FL2A Class A2, 2.0163% 9/8/14 (b)(e)	6,448,060	6,450,852
Series 2003-BBA2 Class A3, 2.08% 11/15/15 (b)(e)	5,038,226	5,039,017
Bayview Commercial Asset Trust floater:
Series 2003-1 Class A, 2.42% 8/25/33 (b)(e)	8,239,944	8,306,571
Series 2003-2:
Class A, 2.42% 12/25/33 (b)(e)	16,002,184	16,112,825
Class M1, 2.69% 12/25/33 (b)(e)	2,604,098	2,637,514
Series 2004-1:
Class A, 2.2% 4/25/34 (b)(e)	7,428,706	7,404,911
Class B, 3.74% 4/25/34 (b)(e)	771,814	769,884
Class M1, 2.4% 4/25/34 (b)(e)	675,337	674,071
Class M2, 3.04% 4/25/34 (b)(e)	578,860	578,272
Series 2004-2:
Class A, 2.27% 8/25/34 (b)(e)	6,966,033	6,972,836
Class M1, 2.42% 8/25/34 (b)(e)	2,246,150	2,244,921
Bear Stearns Commercial Mortgage Securities, Inc. floater:
Series 2003-BA1A:
Class A1, 2.0375% 4/14/15 (b)(e)	13,148,473	13,147,910
Class JFCM, 3.3575% 4/14/15 (b)(e)	1,344,296	1,345,976
Class JMM, 3.2575% 4/14/15 (b)(e)	1,384,053	1,378,765
Class JSCM, 3.4575% 4/14/15 (b)(e)	1,123,081	1,124,374
Class KFCM, 3.6075% 4/14/15 (b)(e)	1,436,661	1,438,008
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Bear Stearns Commercial Mortgage Securities, Inc. floater: - continued
Class KMM, 3.5075% 4/14/15 (b)(e)	$1,253,767	$1,251,351
Class KSCM, 3.7575% 4/14/15 (b)(e)	1,203,639	1,205,084
Class LFCM, 4.0075% 4/14/15 (b)(e)	1,601,905	1,603,407
Class LSCM, 4.1575% 4/14/15 (b)(e)	1,803,447	1,805,701
Class MFCM, 4.3075% 4/14/15 (b)(e)	2,218,251	2,220,331
Class MSCM, 4.4575% 4/14/15 (b)(e)	1,767,389	1,769,597
Series 2003-WEST Class A, 2.27% 1/3/15 (b)(e)	13,356,053	13,405,840
Series 2004-BBA3 Class E, 2.46% 6/15/17 (b)(e)	10,415,000	10,412,289
Series 2004-ESA Class A2, 2.0975% 5/14/16 (b)(e)	6,565,000	6,568,168
Series 2004-HS2A:
Class E, 2.6575% 1/14/16 (b)(e)	1,725,000	1,732,054
Class F, 2.8075% 1/14/16 (b)(e)	1,125,000	1,129,441
Calwest Industrial Trust floater Series 2002-CALW Class AFL, 1.98% 2/15/12 (b)(e)	24,300,000	24,319,119
Chase Commercial Mortgage Securities Corp. floater Series 2000-FL1A:
Class B, 2.0288% 12/12/13 (b)(e)	1,774,284	1,768,594
Class C, 2.3788% 12/12/13 (b)(e)	3,548,567	3,517,823
COMM floater:
Series 2000-FL3A Class C, 2.36% 11/15/12 (b)(e)	2,564,439	2,561,936
Series 2001-FL5A:
Class D, 3.01% 11/15/13 (b)(e)	5,652,437	5,651,833
Class E, 3.26% 11/15/13 (b)(e)	5,000,000	4,999,496
Series 2002-FL6:
Class B, 2.09% 6/14/14 (b)(e)	5,000,000	5,001,022
Class F, 3.21% 6/14/14 (b)(e)	11,163,000	11,225,603
Class G, 3.66% 6/14/14 (b)(e)	5,000,000	5,019,818
Class K4M, 3.76% 6/14/14 (b)(e)	700,000	702,419
Class L4M, 4.06% 6/14/14 (b)(e)	1,400,000	1,405,664
Class M4M, 4.51% 6/14/14 (b)(e)	2,400,000	2,400,000
Series 2002-FL7:
Class A2, 1.95% 11/15/14 (b)(e)	3,442,489	3,442,873
Class KPP, 3.4% 11/15/14 (b)(e)	3,000,000	3,000,000
Class LPP, 3.6% 11/15/14 (b)(e)	3,500,000	3,500,000
Class MPP, 4% 11/15/14 (b)(e)	2,696,000	2,696,000
Series 2003-FL9 Class B, 2.1% 11/15/15 (b)(e)	17,550,000	17,589,640
Commercial Mortgage Pass Through Certificates floater Series 2004-HTL1:
Class B, 2.21% 7/15/16 (b)(e)	581,000	580,980
Class D, 2.31% 7/15/16 (b)(e)	1,320,000	1,319,955
Class E, 2.51% 7/15/16 (b)(e)	945,000	944,967
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Commercial Mortgage Pass Through Certificates floater Series 2004-HTL1: - continued
Class F, 2.56% 7/15/16 (b)(e)	$1,000,000	$999,965
Class H, 3.06% 7/15/16 (b)(e)	2,900,000	2,899,898
Class J, 3.21% 7/15/16 (b)(e)	1,115,000	1,114,961
Class K, 4.11% 7/15/16 (b)(e)	1,255,000	1,252,602
Commercial Mortgage pass thru certificates floater Series 2004-CNL:
Class A2, 2.1581% 9/15/14 (c)(e)	3,570,000	3,570,000
Class G, 2.8381% 9/15/14 (c)(e)	1,345,000	1,345,000
Class H, 2.9381% 9/15/14 (c)(e)	1,430,000	1,430,000
Class J, 3.4581% 9/15/14 (c)(e)	490,000	490,000
Class K, 3.8581% 9/15/14 (c)(e)	770,000	770,000
Class L, 4.0581% 9/15/14 (c)(e)	625,000	625,000
CS First Boston Mortgage Securities Corp.:
floater:
Series 2001-TFLA Class G, 3.51% 12/15/11 (b)(e)	3,720,000	3,715,110
Series 2002-TFLA Class C, 2.16% 11/18/12 (b)(e)	3,675,000	3,680,216
Series 2003-TF2A Class A2, 2.08% 11/15/14 (b)(e)	9,500,000	9,501,986
Series 2004-FL1 Class B, 2.21% 5/15/14 (b)(e)	11,230,000	11,230,494
Series 2004-TFL1:
Class A2, 1.95% 2/15/14 (b)(e)	7,005,000	7,002,856
Class E, 2.31% 2/15/14 (b)(e)	2,800,000	2,811,507
Class F, 2.36% 2/15/14 (b)(e)	2,325,000	2,335,257
Class G, 2.61% 2/15/14 (b)(e)	1,875,000	1,882,158
Class H, 2.86% 2/15/14 (b)(e)	1,400,000	1,405,416
Class J, 3.16% 2/15/14 (b)(e)	750,000	753,704
sequential pay:
Series 1997-C2 Class A2, 6.52% 1/17/35	2,251,272	2,291,377
Series 2003-TFLA Class A2, 2.13% 4/15/13 (b)(e)	7,205,000	7,207,889
Series 2003-TFLA Class G, 2.2233% 4/15/13 (b)(e)	2,095,000	2,021,423
GMAC Commercial Mortgage Securities, Inc. floater Series 2001-FL1A Class E, 2.6% 2/11/11 (b)(e)	500,000	499,198
Greenwich Capital Commercial Funding Corp. floater Series 2003-FL1 Class MCH, 4.9363% 7/5/18 (b)(e)	2,510,670	2,510,670
ISTAR Asset Receivables Trust floater Series 2002-1A Class A2, 2.02% 5/28/20 (b)(e)	6,646,162	6,654,950
John Hancock Tower Mortgage Trust floater Series 2003-C5A Class B, 4.0514% 4/10/15 (b)(e)	8,245,000	8,150,339
Lehman Brothers Floating Rate Commercial Mortgage Trust floater:
Series 2001-LLFA Class E, 2.3875% 8/16/13 (b)(e)	2,000,000	2,005,880
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Lehman Brothers Floating Rate Commercial Mortgage Trust floater: - continued
Series 2003-C4A:
Class F, 3.8188% 7/11/15 (b)(e)	$1,339,001	$1,345,696
Class H, 4.5688% 7/11/15 (b)(e)	13,609,607	13,622,373
Series 2003-LLFA:
Class A2, 1.99% 12/16/14 (b)(e)	11,700,000	11,727,813
Class B, 2.35% 12/16/14 (b)(e)	4,615,000	4,645,291
Class C, 2.3% 12/16/14 (b)(e)	4,982,000	5,025,187
Morgan Stanley Dean Witter Capital I Trust floater:
Series 2001-XLF:
Class A2, 2.2363% 10/7/13 (b)(e)	6,155,156	6,154,637
Class D, 3.2063% 10/7/13 (b)(e)	1,384,363	1,385,992
Class F, 3.6263% 10/7/13 (b)(e)	7,400,996	7,345,758
Class G1, 4.4363% 10/7/13 (b)(e)	6,000,000	5,999,997
Series 2002-XLF Class F, 3.3836% 8/5/14 (b)(e)	8,984,690	9,137,873
Salomon Brothers Mortgage Securities VII, Inc. floater:
Series 2001-CDCA:
Class C, 2.4% 2/15/13 (b)(e)	10,495,000	10,482,255
Class D, 2.4% 2/15/13 (b)(e)	4,000,000	3,999,535
Series 2002-CDCA Class B, 2.13% 11/15/13 (b)(e)	6,000,000	6,001,633
Series 2003-CDCA:
Class HBST, 3.2% 2/15/15 (b)(e)	1,920,000	1,922,400
Class HEXB, 3.5% 2/15/15 (b)(e)	770,000	770,963
Class JBST, 3.4% 2/15/15 (b)(e)	1,440,000	1,441,800
Class JEXB, 3.7% 2/15/15 (b)(e)	1,300,000	1,301,625
Class KBST, 3.75% 2/15/15 (b)(e)	815,000	816,019
Class KEXB, 4.1% 2/15/15 (b)(e)	960,000	961,200
SDG Macerich Properties LP floater Series 2000-1 Class A3, 1.94% 5/15/09 (b)(e)	18,000,000	18,025,200
STRIPs III Ltd./STRIPs III Corp. floater Series 2004-1A Class A, 2.32% 3/24/18 (b)(e)	8,725,446	8,725,446
Wachovia Bank Commercial Mortgage Trust floater Series 2004-WHL3:
Class A2, 1.94% 3/15/14 (b)(e)	3,510,000	3,512,151
Class E, 2.26% 3/15/14 (b)(e)	2,190,000	2,198,702
Class F, 2.31% 3/15/14 (b)(e)	1,755,000	1,761,798
Class G, 2.54% 3/15/14 (b)(e)	875,000	878,455
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $450,380,443)		451,902,589
Commercial Paper - 0.2%
	Principal Amount	Value (Note 1)
Comcast Corp. 2.09% 10/18/04 (Cost $11,988,157)	$12,000,000	$11,988,235
Cash Equivalents - 24.4%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 1.89%, dated 9/30/04 due 10/1/04) (g)	$1,120,697,900	1,120,639,000
With Goldman Sachs & Co. at 1.95%, dated 9/30/04 due 10/1/04 (Collateralized by Commercial Paper Obligations with Principal Amounts of $224,170,090, 0%- 1.88%, 10/1/04 - 11/29/04)	219,011,832	219,000,000
TOTAL CASH EQUIVALENTS (Cost $1,339,639,000)		1,339,639,000
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $5,519,071,433)		5,528,455,263
NET OTHER ASSETS - (0.6)%		(32,751,643)
NET ASSETS - 100%		$5,495,703,620
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Sold
Eurodollar Contracts
286 Eurodollar 90 Day Index Contracts	Dec. 2004	$284,351,925	$(521,826)
350 Eurodollar 90 Day Index Contracts	March 2005	347,760,000	(549,643)
201 Eurodollar 90 Day Index Contracts	June 2005	199,603,050	(391,287)
123 Eurodollar 90 Day Index Contracts	Sept. 2005	122,074,425	(275,212)
69 Eurodollar 90 Day Index Contracts	Dec. 2005	68,439,375	(143,416)
18 Eurodollar 90 Day Index Contracts	March 2006	17,844,270	(34,415)
4 Eurodollar 90 Day Index Contracts	June 2006	3,963,600	(10,466)
TOTAL EURODOLLAR CONTRACTS		$1,044,036,645	$(1,926,265)
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swap
Receive quarterly notional amount multiplied by 1.12% and pay Morgan Stanley, Inc. upon default of Comcast Cable Communications, Inc., par value of the notional amount of Comcast Cable Communications, Inc. 6.75% 1/30/11	June 2006	$10,000,000	$143,774
Interest Rate Swap
Receive quarterly a floating rate based on 3-month LIBOR and pay quarterly a fixed rate equal to 1.967% with Lehman Brothers, Inc.	Jan. 2005	10,000,000	(1,518)
		$20,000,000	$142,256
Legend
(a)Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(b)Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $586,932,002 or 10.7% of net assets.

(c)Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d)Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $4,995,650.
(e)The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(f)Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
(g)Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement/ Counterparty	Value
$1,120,639,000 due 10/1/04 at 1.89%
Banc of America Securities LLC.	$186,176,203
Bank of America, National Association	99,293,975
Barclays Capital Inc.	24,823,494
Bear Stearns & Co. Inc.	121,635,119
Countrywide Securities Corporation	22,341,144
Goldman, Sachs & Co.	124,117,469
Greenwich Capital Markets, Inc.	19,858,795
J.P. Morgan Securities, Inc.	74,470,481
Morgan Stanley & Co. Incorporated.	248,234,938
UBS Securities LLC	112,805,154
Wachovia Capital Markets, LLC	86,882,228
$1,120,639,000
Income Tax Information
At September 30, 2004, the fund had a capital loss carryforward of approximately $7,150,000 all of which will expire on September 30, 2011.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

September 30, 2004

Assets
Investment in securities, at value (including repurchase agreements of $1,339,639,000) (cost $5,519,071,433) - See accompanying schedule		$5,528,455,263
Cash		1,589,659
Receivable for investments sold		3,539,894
Interest receivable		9,505,945
Swap agreements, at value		142,256
Prepaid expenses		2,938
Other affiliated receivables		8,024,077
Total assets		5,551,260,032

Liabilities
Payable for investments purchased Regular delivery	$11,617,327
Delayed delivery	34,050,747
Distributions payable	9,832,686
Payable for daily variation on futures contracts	16,138
Other payables and accrued expenses	39,514
Total liabilities		55,556,412

Net Assets		$5,495,703,620
Net Assets consist of:
Paid in capital		$5,492,630,319
Undistributed net investment income		732,144
Accumulated undistributed net realized gain (loss) on investments		(5,258,664)
Net unrealized appreciation (depreciation) on investments		7,599,821
Net Assets, for 55,223,624 shares outstanding		$5,495,703,620
Net Asset Value, offering price and redemption price per share ($5,495,703,620 ÷ 55,223,624 shares)		$99.52

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Year ended September 30, 2004

Investment Income
Interest		$96,752,638

Expenses
Non-interested trustees' compensation	$26,443
Custodian fees and expenses	95,359
Audit	31,533
Legal	1,868
Insurance	29,927
Miscellaneous	1,178
Total expenses before reductions	186,308
Expense reductions	(11,693)	174,615
Net investment income		96,578,023
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	2,386,947
Futures contracts	(1,804,622)
Swap agreements	(11,998)
Total net realized gain (loss)		570,327
Change in net unrealized appreciation (depreciation) on: Investment securities	(2,567,287)
Futures contracts	1,184,603
Swap agreements	108,596
Total change in net unrealized appreciation (depreciation)		(1,274,088)
Net gain (loss)		(703,761)
Net increase (decrease) in net assets resulting from operations		$95,874,262

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended September 30, 2004	Year ended September 30, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income	$96,578,023	$76,105,588
Net realized gain (loss)	570,327	(1,239,538)
Change in net unrealized appreciation (depreciation)	(1,274,088)	14,863,838
Net increase (decrease) in net assets resulting from operations	95,874,262	89,729,888
Distributions to shareholders from net investment income	(95,065,187)	(75,320,664)
Share transactions Proceeds from sales of shares	1,177,968,042	2,975,449,870
Cost of shares redeemed	(670,518,554)	(234,732,988)
Net increase (decrease) in net assets resulting from share transactions	507,449,488	2,740,716,882
Total increase (decrease) in net assets	508,258,563	2,755,126,106

Net Assets
Beginning of period	4,987,445,057	2,232,318,951
End of period (including undistributed net investment income of $732,144 and distributions in excess of net investment income of $640,010, respectively)	$5,495,703,620	$4,987,445,057
Other Information Shares
Sold	11,828,509	29,976,548
Redeemed	(6,734,152)	(2,361,410)
Net increase (decrease)	5,094,357	27,615,138

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended September 30,	2004	2003	2002G	2001E,G
Selected Per-Share Data
Net asset value, beginning of period	$99.49	$99.15	$100.00	$100.00
Income from Investment Operations
Net investment incomeD	1.764	1.917	3.022	.900
Net realized and unrealized gain (loss)	.000	.450	(.743)	.000
Total from investment operations	1.764	2.367	2.279	.900
Distributions from net investment income	(1.734)	(2.027)	(3.129)	(.900)
Net asset value, end of period	$99.52	$99.49	$99.15	$100.00
Total ReturnB,C	1.79%	2.36%	2.39%	.90%
Ratios to Average Net AssetsF
Expenses before expense reductions	.0034%	.0030%	.0033%	.0189%A
Expenses net of voluntary waivers, if any	.0034%	.0030%	.0033%	.0189%A
Expenses net of all reductions	.0032%	.0026%	.0021%	.0189%A
Net investment income	1.77%	1.94%	3.05%	4.73%A
Supplemental Data
Net assets, end of period (000 omitted)	$5,495,704	$4,987,445	$2,232,319	$799,132
Portfolio turnover rate	50%	58%	167%	282%A

AAnnualized

BTotal returns for periods of less than one year are not annualized.

CTotal returns would have been lower had certain expenses not been reduced during the periods shown.

DCalculated based on average shares outstanding during the period.

EFor the period July 16, 2001 (commencement of operations) to September 30, 2001.

FExpense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

GPer-share data has been adjusted for a 1-for-10 reverse stock split effective October 1, 2002.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended September 30, 2004

1. Significant Accounting Policies.

Fidelity Ultra-Short Central Fund (the fund) is a fund of Fidelity Garrison Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities, including restricted securities, for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, swap agreements, market discount, financing transactions, capital loss carryforwards and losses deferred due to wash sales.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$15,619,664
Unrealized depreciation	(5,416,141)
Net unrealized appreciation (depreciation)	10,203,523
Undistributed ordinary income	9,852,811
Capital loss carryforward	(7,150,344)

Cost for federal income tax purposes	$5,518,251,740

The tax character of distributions paid was as follows:

	September 30, 2004	September 30, 2003
Ordinary Income	$95,065,187	$ 75,320,664

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in

Annual Report

2. Operating Policies - continued

Repurchase Agreements - continued

segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counter-parties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Annual Report

Notes to Financial Statements - continued

2. Operating Policies - continued

Swap Agreements. The fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. Periodic payments received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact the fund.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The fund may enter into credit default swaps in which the fund or its counterparty act as guarantors. By acting as the guarantor of a swap, the fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value. Periodic payments and premiums received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the fund's Schedule of Investments under the caption "Swap Agreements."

Financing Transactions. To earn additional income, the fund may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but may be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and

Annual Report

2. Operating Policies - continued

Financing Transactions - continued

the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the fund's right to repurchase or sell securities may be limited.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $1,535,146,781 and $1,228,078,632, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR, provides the fund with investment management services. The fund does not pay any fees for these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. The fund's activity in this program during the period was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Earned (included in interest income)
Lender	$10,089,449	1.17%	$44,550

5. Expense Reductions.

Through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $11,693.

6. Other Information.

At the end of the period mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Garrison Street Trust and Shareholders of Fidelity Ultra-Short Central Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Ultra-Short Central Fund (the Fund), a fund of Fidelity Garrison Street Trust, including the portfolio of investments, as of September 30, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Ultra-Short Central Fund as of September 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/DELOITTE & TOUCHE LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

November 12, 2004

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 299 funds advised by FMR or an affiliate. Mr. McCoy oversees 301 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (74)**

Year of Election or Appointment: 1986

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (42)**

Year of Election or Appointment: 2001

Senior Vice President of Ultra-Short Central. Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (50)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (52)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

*Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

**Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (62)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), The Dow Chemical Company (2000), and Northrop Grumman Corporation (global defense technology, 2003). He is a Member of the Diversity Advisory Council of Marakon (2003) and the Advisory Council of the Public Company Accounting Oversight Board (PCAOB), Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Council to the Comptroller General of the United States. He also serves as a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (72)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Robert M. Gates (61)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001), and Brinker International (restaurant management, 2003). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (68)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001), Teletech Holdings (customer management services, 1998), and HRL Laboratories (private research and development, 2004). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE) (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), and Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002).

Donald J. Kirk (71)

Year of Election or Appointment: 1987

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. (leadership education for arts and culture). Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (57)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (60)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Co-Chairman and a Director of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida (1999). He also is a member of the Council on Foreign Relations.

Marvin L. Mann (71)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals), where he served as CEO until April 1998, retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. He is a member of the Executive Committee of the Independent Director's Council of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (70)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (65)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman of the Board (2000), CEO (2002), a position he previously held from 1995-2000, Chairman of the Executive Committee (2000), and a Member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Annual Report

Advisory Board Members and Executive Officers:

Correspondence intended for Mr. Dirks, Ms. Small, and Mr. Wolfe may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Dennis J. Dirks (56)

Year of Election or Appointment: 2004

Member of the Advisory Board of Fidelity Garrison Street Trust. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003).

Peter S. Lynch (61)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Garrison Street Trust. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Cornelia M. Small (60)

Year of Election or Appointment: 2004

Member of the Advisory Board of Fidelity Garrison Street Trust. Ms. Small is a member (2000) and Chairperson (2002) of the Investment Committee, and a member (2002) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1998). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

Kenneth L. Wolfe (65)

Year of Election or Appointment: 2004

Member of the Advisory Board of Fidelity Garrison Street Trust. Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003), Bausch & Lomb, Inc., and Revlon Inc. (2004).

Charles S. Morrison (43)

Year of Election or Appointment: 2002

Vice President of Ultra-Short Central. Mr. Morrison also serves as Vice President of Fidelity's Bond Funds (2002), and Vice President of certain Asset Allocation and Balanced Funds (2002). He serves as Vice President (2002) and Bond Group Leader (2002) of Fidelity Investments Fixed Income Division. Mr. Morrison is also Vice President of FIMM (2002) and FMR (2002). Mr. Morrison joined Fidelity in 1987 as a Corporate Bond Analyst in the Fixed Income Research Division.

Andrew Dudley (39)

Year of Election or Appointment: 2001

Vice President of Ultra-Short Central. Mr. Dudley is also Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Dudley managed a variety of other Fidelity funds.

Eric D. Roiter (55)

Year of Election or Appointment: 2001

Secretary of Ultra-Short Central. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management, Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003).

Stuart Fross (45)
Year of Election or Appointment: 2003 Assistant Secretary of Ultra-Short Central. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.
Christine Reynolds (46)

Year of Election or Appointment: 2004

President, Treasurer, and Anti-Money Laundering (AML) officer of Ultra-Short Central. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.

Timothy F. Hayes (53)

Year of Election or Appointment: 2002

Chief Financial Officer of Ultra-Short Central. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

Kenneth A. Rathgeber (57)

Year of Election or Appointment: 2004

Chief Compliance Officer of Ultra-Short Central. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004) and Executive Vice President of Risk Oversight for Fidelity Investments (2002). Previously, he served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

John R. Hebble (46)

Year of Election or Appointment: 2003

Deputy Treasurer of Ultra-Short Central. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

Name, Age; Principal Occupation
Kimberley H. Monasterio (40)

Year of Election or Appointment: 2004

Deputy Treasurer of Ultra-Short Central. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

John H. Costello (58)
Year of Election or Appointment: 2001 Assistant Treasurer of Ultra-Short Central. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Francis V. Knox, Jr. (57)

Year of Election or Appointment: 2002

Assistant Treasurer of Ultra-Short Central. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp (1995-2002).

Peter L. Lydecker (50)
Year of Election or Appointment: 2004 Assistant Treasurer of Ultra-Short Central. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Mark Osterheld (49)
Year of Election or Appointment: 2002 Assistant Treasurer of Ultra-Short Central. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Kenneth B. Robins (35)

Year of Election or Appointment: 2004

Assistant Treasurer of Ultra-Short Central. Mr. Robins also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Thomas J. Simpson (46)

Year of Election or Appointment: 2001

Assistant Treasurer of Ultra-Short Central. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on May 19, 2004. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval.*
	# of Votes	% of Votes
Affirmative	873,620,345.65	100.000
Against	.00	.000
Abstain	.00	.000
TOTAL	873,620,345.65	100.000
PROPOSAL 2
To elect a Board of Trustees.*
	# of Votes	% of Votes
J. Michael Cook
Affirmative	873,620,345.65	100.000
Withheld	.00	.000
TOTAL	873,620,345.65	100.000
Ralph F. Cox
Affirmative	873,620,345.65	100.000
Withheld	.00	.000
TOTAL	873,620,345.65	100.000
Laura B. Cronin
Affirmative	873,620,345.65	100.000
Withheld	.00	.000
TOTAL	873,620,345.65	100.000
Robert M. Gates
Affirmative	873,620,345.65	100.000
Withheld	.00	.000
TOTAL	873,620,345.65	100.000
	# of Votes	% of Votes
George H. Heilmeier
Affirmative	873,620,345.65	100.000
Withheld	.00	.000
TOTAL	873,620,345.65	100.000
Abigail P. Johnson
Affirmative	873,620,345.65	100.000
Withheld	.00	.000
TOTAL	873,620,345.65	100.000
Edward C. Johnson 3d
Affirmative	873,620,345.65	100.000
Withheld	.00	.000
TOTAL	873,620,345.65	100.000
Donald J. Kirk
Affirmative	873,620,345.65	100.000
Withheld	.00	.000
TOTAL	873,620,345.65	100.000
Marie L. Knowles
Affirmative	873,620,345.65	100.000
Withheld	.00	.000
TOTAL	873,620,345.65	100.000
Ned C. Lautenbach
Affirmative	873,620,345.65	100.000
Withheld	.00	.000
TOTAL	873,620,345.65	100.000
Marvin L. Mann
Affirmative	873,620,345.65	100.000
Withheld	.00	.000
TOTAL	873,620,345.65	100.000
William O. McCoy
Affirmative	873,620,345.65	100.000
Withheld	.00	.000
TOTAL	873,620,345.65	100.000
	# of Votes	% of Votes
Robert L. Reynolds
Affirmative	873,620,345.65	100.000
Withheld	.00	.000
TOTAL	873,620,345.65	100.000
William S. Stavropoulos
Affirmative	873,620,345.65	100.000
Withheld	.00	.000
TOTAL	873,620,345.65	100.000
*Denotes trust-wide proposals and voting results.

Annual Report

Item 2.Code of Ethics

As of the end of the period, September 30, 2004, Fidelity Garrison Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles and Donald J. Kirk are each audit committee financial experts, as defined in Item 3 of Form N-CSR. Ms. Knowles and Mr. Kirk are each independent for purposes of Item 3 of Form N-CSR.

Item 4.Principal Accountant Fees and Services

(a) Audit Fees.

For the fiscal years ended September 30, 2004 and September 30, 2003, the aggregate Audit Fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for those fiscal years, for Fidelity Ultra-Short Central Fund and Fidelity Money Market Central Fund (the funds) and for all funds in the Fidelity Group of Funds are shown in the table below.

Fund	2004A	2003A
Fidelity Ultra-Short Central Fund	$37,000	$29,000
Fidelity Money Market Central Fund	$19,000	$15,000
All funds in the Fidelity Group of Funds audited by Deloitte Entities	$4,300,000	$3,900,000
A	Aggregate amounts may reflect rounding.

(b) Audit-Related Fees.

In each of the fiscal years ended September 30, 2004 and September 30, 2003, the aggregate Audit-Related Fees billed by Deloitte Entities for services rendered for assurance and related services to each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Fund	2004A	2003 A, B
Fidelity Ultra-Short Central Fund	$0	$0
Fidelity Money Market Central Fund	$0	$0
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

In each of the fiscal years ended September 30, 2004 and September 30, 2003, the aggregate Audit-Related Fees that were billed by Deloitte Entities that were required to be approved by the Audit Committee for services rendered on behalf of Fidelity Management & Research Company (FMR) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the funds ("Fund Service Providers") for assurance and related services that relate directly to the operations and financial reporting of each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Billed By	2004 A	2003A, B
Deloitte Entities	$0	$0
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

Fees included in the audit-related category comprise assurance and related services (e.g., due diligence services) that are traditionally performed by the independent registered public accounting firm. These audit-related services include due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews, attest services that are not required by statute or regulation and consultation concerning financial accounting and reporting standards.

(c) Tax Fees.

In each of the fiscal years ended September 30, 2004 and September 30, 2003, the aggregate Tax Fees billed by Deloitte Entities for professional services rendered for tax compliance, tax advice, and tax planning for each fund is shown in the table below.

Fund	2004A	2003A, B
Fidelity Ultra-Short Central Fund	$1,300	$1,600
Fidelity Money Market Central Fund	$2,500	$2,400
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

In each of the fiscal years ended September 30, 2004 and September 30, 2003, the aggregate Tax Fees billed by Deloitte Entities that were required to be approved by the Audit Committee for professional services rendered on behalf of the Fund Service Providers for tax compliance, tax advice, and tax planning that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2004A	2003A, B
Deloitte Entities	$0	$0
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

Fees included in the Tax Fees category comprise all services performed by professional staff in the independent registered public accounting firm's tax division except those services related to the audit. Typically, this category would include fees for tax compliance, tax planning, and tax advice. Tax compliance, tax advice, and tax planning services include preparation of original and amended tax returns, claims for refund and tax payment-planning services, assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

(d) All Other Fees.

In each of the fiscal years ended September 30, 2004 and September 30, 2003, the aggregate Other Fees billed by Deloitte Entities for all other non-audit services rendered to the funds is shown in the table below.

Fund	2004A	2003A, B
Fidelity Ultra-Short Central Fund	$0	$0
Fidelity Money Market Central Fund	$0	$0
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

In each of the fiscal years ended September 30, 2004 and September 30, 2003, the aggregate Other Fees billed by Deloitte Entities that were required to be approved by the Audit Committee for all other non-audit services rendered on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2004A	2003A, B
Deloitte Entities	$790,000	$490,000
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

Fees included in the All Other Fees category include services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the fund.

(e) (1)	Audit Committee Pre-Approval Policies and Procedures:

The trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity Fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (Covered Service) are subject to approval by the Audit Committee before such service is provided. Non-audit services provided by a fund audit firm for a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund (Non-Covered Service) but that are expected to exceed $50,000 are also subject to pre-approval by the Audit Committee.

All Covered Services, as well as Non-Covered Services that are expected to exceed $50,000, must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee. Neither pre-approval nor advance notice of Non-Covered Service engagements for which fees are not expected to exceed $50,000 is required; such engagements are to be reported to the Audit Committee monthly.

(e) (2)	Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended September 30, 2004 and September 30, 2003 on behalf of each fund.

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended September 30, 2004 and September 30, 2003 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

Tax Fees:

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended September 30, 2004 and September 30, 2003 on behalf of each fund.

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended September 30, 2004 and September 30, 2003 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

All Other Fees:

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended September 30, 2004 and September 30, 2003 on behalf of each fund.

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended September 30, 2004 and September 30, 2003 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

(f) According to Deloitte Entities for the fiscal year ended September 30, 2004, the percentage of hours spent on the audit of each fund's financial statements for the most recent fiscal year that were attributed to work performed by persons who are not full-time, permanent employees of Deloitte Entities is as follows:

Fund	2004
Fidelity Ultra-Short Central Fund	0%
Fidelity Money Market Central Fund	0%

(g) For the fiscal years ended September 30, 2004 and September 30, 2003, the aggregate fees billed by Deloitte Entities of $1,750,000A and $1,250,000A,B for non-audit services rendered on behalf of the funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Fund Service Providers relating to Covered Services and Non-Covered Services are shown in the table below.

	2004A	2003A,B
Covered Services	$800,000	$500,000
Non-Covered Services	$950,000	$750,000
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

(h) The trust's Audit Committee has considered Non-Covered Services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the funds, taking into account representations from Deloitte Entities, in accordance with Independence Standards Board Standard No.1, regarding its independence from the funds and their related entities.

Item 5.Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7.Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 9.Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 10.Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the trust's second fiscal half-year that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 11.Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Garrison Street Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	November 24, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	November 24, 2004
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	November 24, 2004